UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

July 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 45.9%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.6%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$5,193,381
Albania Government Bond, 8.93%, 4/23/25	ALL	224,390	2,467,603
Republic of Albania, 5.75%, 11/12/20(1)	EUR	59,244	76,133,586

Total Albania			$83,794,570

Angola — 0.2%
Republic of Angola, 8.25%, 5/9/28(1)	USD	7,342	$7,639,424
Republic of Angola, 9.375%, 5/8/48(1)	USD	3,768	4,002,758

Total Angola			$11,642,182

Argentina — 2.3%
Argentina POM Politica Monetaria, 40.00%, (ARLLMONP), 6/21/20(2)	ARS	505,160	$18,491,270
City of Buenos Aires, 29.171%, (Badlar + 3.25%), 3/29/24(2)	ARS	142,240	4,158,295
City of Buenos Aires, 33.391%, (Badlar + 5.00%), 1/23/22(2)	ARS	21,093	653,564
Provincia de Buenos Aires/Argentina, 30.656%, (Badlar + 3.75%), 4/12/25(1)(2)	ARS	126,040	3,687,181
Provincia de Buenos Aires/Argentina, 36.245%, (Badlar + 3.83%), 5/31/22(2)	ARS	132,375	4,045,851
Republic of Argentina, 4.50%, 6/21/19	USD	16,763	17,461,580
Republic of Argentina, 5.00%, 1/15/27(1)	EUR	1,105	1,138,484
Republic of Argentina, 6.25%, 11/9/47	EUR	50,714	48,513,050
Republic of Argentina, 6.875%, 1/11/48	USD	32,260	25,421,203
Republic of Argentina, 7.625%, 4/22/46	USD	872	740,882

Total Argentina			$124,311,360

Australia — 0.9%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	48,773	$35,447,433
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	13,500	10,403,192

Total Australia			$45,850,625

Bahrain — 0.1%
Kingdom of Bahrain, 7.50%, 9/20/47(1)	USD	4,929	$4,406,201

Total Bahrain			$4,406,201

Barbados — 0.4%
Government of Barbados, 6.625%, 12/5/35(1)(4)	USD	32,126	$17,739,977
Government of Barbados, 7.00%, 8/4/22(1)(4)	USD	2,475	1,365,458

Total Barbados			$19,105,435

Canada — 2.3%
Canadian Government Bond, 1.00%, 9/1/22	CAD	106,500	$78,047,876
Canadian Government Bond, 1.75%, 3/1/23	CAD	60,500	45,578,357

Total Canada			$123,626,233

China — 0.0%(5)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,446,632

Total China			$1,446,632

Security	Principal Amount (000’s omitted)		Value
Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,631,416	$2,666,110

Total Costa Rica			$2,666,110

Dominican Republic — 0.5%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	811,400	$17,298,552
Dominican Republic, 10.40%, 5/10/19(1)	DOP	241,900	5,001,083
Dominican Republic, 15.95%, 6/4/21(1)	DOP	114,300	2,773,936
Dominican Republic, 16.95%, 2/4/22(1)	DOP	68,800	1,743,703

Total Dominican Republic			$26,817,274

El Salvador — 2.8%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,682,408
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	13,275	12,860,156
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,501,388
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,298	9,344,490
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	52,983,357
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	6,297,785
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	39,765	43,542,675

Total El Salvador			$147,212,259

Fiji — 0.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	46,168	$46,869,384

Total Fiji			$46,869,384

Greece — 0.5%
Hellenic Republic Government Bond, 3.50%, 1/30/23(1)	EUR	5,072	$6,060,593
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)(7)	EUR	16,558	20,441,533

Total Greece			$26,502,126

Honduras — 0.1%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	1,000	$1,032,050
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	2,000	2,178,300

Total Honduras			$3,210,350

Iceland — 2.0%
Republic of Iceland, 5.00%, 11/15/28	ISK	2,717,453	$24,675,553
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	878,399
Republic of Iceland, 6.50%, 1/24/31	ISK	4,901,183	50,344,700
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	7,059,351
Republic of Iceland, 8.00%, 6/12/25	ISK	2,047,447	22,330,144

Total Iceland			$105,288,147

Indonesia — 0.7%
Indonesia Government Bond, 6.125%, 5/15/28	IDR	445,903,000	$27,598,365
Indonesia Government Bond, 7.00%, 5/15/27	IDR	153,470,000	10,118,697

Total Indonesia			$37,717,062

Japan — 1.4%
Japan Government CPI Linked Bond, 0.10%, 3/10/25(6)	JPY	7,981,929	$74,775,930

Total Japan			$74,775,930

Kazakhstan — 0.3%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	5,807,290	$17,044,753

Total Kazakhstan			$17,044,753

Security	Principal Amount (000’s omitted)		Value
Macedonia — 2.8%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	27	$31,735
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	67,177	84,444,927
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	47,031	60,017,189
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	3,088	4,162,392

Total Macedonia			$148,656,243

Malaysia — 0.9%
Malaysia Government Bond, 3.733%, 6/15/28	MYR	200,000	$47,822,977

Total Malaysia			$47,822,977

New Zealand — 3.5%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	88,988	$63,902,859
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	45,162	34,000,905
New Zealand Government Bond, 2.50%, 9/20/40(6)	NZD	20,571	15,404,716
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	93,288	73,727,028

Total New Zealand			$187,035,508

Peru — 1.9%
Peru Government Bond, 5.70%, 8/12/24	PEN	135,343	$43,454,175
Peru Government Bond, 6.35%, 8/12/28	PEN	28,306	9,256,461
Peru Government Bond, 8.20%, 8/12/26	PEN	138,700	50,866,912

Total Peru			$103,577,548

Philippines — 0.6%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$31,672,724

Total Philippines			$31,672,724

Serbia — 7.6%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,727,320	$200,562,275
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	6,854,930	73,657,019
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	27,388,878
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	29,345,356
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	70,843,897
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	3,018,825

Total Serbia			$404,816,250

South Korea — 2.6%
Korea Treasury Bond, 2.375%, 3/10/23	KRW	86,000,000	$76,936,423
Korea Treasury Bond, 2.375%, 12/10/27	KRW	48,355,000	42,541,421
Korea Treasury Bond, 2.625%, 3/10/48	KRW	19,736,500	17,980,813

Total South Korea			$137,458,657

Sri Lanka — 3.9%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	3,855,300	$24,149,609
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	869,183
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,691,978
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,016,721
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	672,000	4,135,248
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	14,677,567
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,711,685
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	12,739,587
Sri Lanka Government Bond, 10.00%, 3/15/23	LKR	433,000	2,694,681
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	12,402,813
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	4,983,510
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,378,395
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	10,235,485

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 10.75%, 3/15/28	LKR	95,000	$604,378
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,258,310	8,118,515
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,660,000	10,734,601
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,410,607
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	13,791,901
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	4,169,499
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	6,725,294
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	6,371,585
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	9,343,791
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	794,723
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	12,308,851
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,291,000	8,671,679

Total Sri Lanka			$209,731,886

Tanzania — 1.8%
Government of the United Republic of Tanzania, 8.241%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	92,005	$94,096,855

Total Tanzania			$94,096,855

Thailand — 0.9%
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	1,632,128	$46,442,807

Total Thailand			$46,442,807

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.625%, 2/17/24(1)	EUR	9,691	$11,528,375

Total Tunisia			$11,528,375

Turkey — 2.1%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$22,994,227
Republic of Turkey, 6.125%, 10/24/28	USD	28,872	26,409,940
Republic of Turkey, 7.00%, 6/5/20	USD	15,589	15,869,602
Republic of Turkey, 7.375%, 2/5/25	USD	47,600	48,503,781

Total Turkey			$113,777,550

Total Foreign Government Bonds (identified cost $2,418,371,962)			$2,438,904,013

Foreign Corporate Bonds — 1.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.3%
Banco Hipotecario SA, 36.333%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	200,000	$6,467,554
YPF SA, 36.75%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	12,483	6,598,889

Total Argentina			$13,066,443

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$10,662,918

Total Bulgaria			$10,662,918

Security	Principal Amount (000’s omitted)		Value
China — 0.6%
21Vianet Group, Inc., 7.00%, 8/17/20(1)	USD	4,568	$4,533,740
CAR, Inc., 6.125%, 2/4/20(1)	USD	800	796,560
China Evergrande Group, 8.75%, 6/28/25(1)	USD	5,520	5,150,563
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(1)	USD	2,935	2,730,372
CIFI Holdings Group Co., Ltd., 6.875%, 4/23/21(1)	USD	1,359	1,345,742
Country Garden Holdings Co., Ltd., 7.25%, 4/4/21(1)	USD	2,150	2,184,230
eHi Car Services, Ltd., 5.875%, 8/14/22(1)	USD	2,000	1,850,706
KWG Group Holdings, Ltd., 6.00%, 9/15/22(1)	USD	4,135	3,841,775
KWG Group Holdings, Ltd., 7.875%, 8/9/21(1)(8)	USD	1,100	1,100,000
Logan Property Holdings Co., Ltd., 5.25%, 2/23/23(1)	USD	600	526,994
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(1)	USD	2,449	2,415,179
Times China Holdings, Ltd., 6.25%, 1/17/21(1)	USD	5,358	5,140,085
Zoomlion HK SPV Co., Ltd., 6.125%, 12/20/22(1)	USD	400	382,000

Total China			$31,997,946

Colombia — 0.1%
Frontera Energy Corp., 9.70%, 6/25/23(1)	USD	4,080	$4,263,600

Total Colombia			$4,263,600

Ecuador — 0.0%(5)
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.966%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	1,779	$1,774,327

Total Ecuador			$1,774,327

Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	8,810	$9,096,325

Total Honduras			$9,096,325

Iceland — 0.2%
Heimavellir HF, 7.91%, 4/25/23(9)	ISK	1,036,833	$9,917,689

Total Iceland			$9,917,689

India — 0.0%(5)
Reliance Communications, Ltd., 6.50%, 11/6/20(1)	USD	1,800	$945,180

Total India			$945,180

Indonesia — 0.0%(5)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,199,029

Total Indonesia			$1,199,029

Singapore — 0.1%
ABJA Investment Co. Pte., Ltd., 5.45%, 1/24/28(1)	USD	5,953	$5,498,322

Total Singapore			$5,498,322

Total Foreign Corporate Bonds (identified cost $101,855,052)			$88,421,779

Sovereign Loans — 2.3%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.2%
Government of Barbados, Term Loan, 0.00%, Maturing December 20, 2019(2)(4)(10)		$25,760	$9,139,648

Total Barbados			$9,139,648

Security	Principal Amount (000’s omitted)		Value
Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.72%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(10)		$12,133	$11,816,338

Total Ethiopia			$11,816,338

Kenya — 0.1%
Government of Kenya, Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,806	$3,815,515

Total Kenya			$3,815,515

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 4.27%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(10)(11)	EUR	11,000	$13,290,565

Total Macedonia			$13,290,565

Nigeria — 0.5%
Bank of Industry Limited, Term Loan, 8.31%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(2)(10)		$24,380	$24,861,895

Total Nigeria			$24,861,895

Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$60,230,482

Total Tanzania			$60,230,482

Total Sovereign Loans (identified cost $136,268,491)			$123,154,443

Credit Linked Notes — 0.0%(5)

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(5)
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(7)(12)		$2,100	$2,115,750

Total Argentina			$2,115,750

Total Credit Linked Notes (identified cost $2,121,374)			$2,115,750

Debt Obligations - United States — 12.6%

Corporate Bonds & Notes — 0.0%(5)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$522,843

Total Corporate Bonds & Notes (identified cost $503,994)			$522,843

Asset-Backed Securities — 0.8%

Security	Principal Amount	Value
Invitation Homes Trust, Series 2018-SFR3, Class E, 4.074%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(7)	$32,000,000	$32,122,010
Pnmac Gmsr Issuer Trust, Series 2018-GT1, Class A, 4.914%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(7)	9,000,000	9,116,305

Total Asset-Backed Securities (identified cost $41,000,000)		$41,238,315

Collateralized Mortgage Obligations — 2.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$51,532	$55,090
Series 1548, Class Z, 7.00%, 7/15/23	62,104	66,376
Series 1650, Class K, 6.50%, 1/15/24	342,033	364,026
Series 1817, Class Z, 6.50%, 2/15/26	57,292	61,667
Series 1927, Class ZA, 6.50%, 1/15/27	211,527	228,304
Series 2127, Class PG, 6.25%, 2/15/29	298,479	319,681
Series 2344, Class ZD, 6.50%, 8/15/31	485,354	536,802
Series 2458, Class ZB, 7.00%, 6/15/32	891,792	1,007,700
Interest Only:(13)
Series 362, Class C6, 3.50%, 12/15/47	18,984,045	4,065,997
Series 362, Class C11, 4.00%, 12/15/47	3,264,027	729,179
Series 4791, Class JI, 4.00%, 5/15/48	35,744,991	8,504,405

		$15,939,227

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.514%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	$8,445,000	$9,291,083
Series 2017-DNA3, Class M2, 4.564%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	2,006,486	2,086,435
Series 2018-DNA1, Class M2B, 3.864%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	14,935,900	14,403,709

		$25,781,227

Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$179,369	$188,125
Series G92-60, Class Z, 7.00%, 10/25/22	259,698	273,771
Series G93-1, Class K, 6.675%, 1/25/23	271,320	285,162
Series G94-7, Class PJ, 7.50%, 5/17/24	314,477	340,130
Series 1992-180, Class F, 3.214%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	221,745	224,425
Series 1993-16, Class Z, 7.50%, 2/25/23	202,925	216,855
Series 1993-79, Class PL, 7.00%, 6/25/23	121,188	129,165
Series 1993-104, Class ZB, 6.50%, 7/25/23	50,432	53,345
Series 1993-121, Class Z, 7.00%, 7/25/23	799,453	850,980
Series 1993-141, Class Z, 7.00%, 8/25/23	168,137	179,734
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,077,650	1,154,836
Series 1994-79, Class Z, 7.00%, 4/25/24	212,496	227,377
Series 1994-89, Class ZQ, 8.00%, 7/25/24	174,910	191,380
Series 1996-35, Class Z, 7.00%, 7/25/26	51,661	56,380
Series 1998-16, Class H, 7.00%, 4/18/28	215,407	238,070
Series 1998-44, Class ZA, 6.50%, 7/20/28	367,518	399,931
Series 1999-25, Class Z, 6.00%, 6/25/29	347,672	376,518
Series 2000-2, Class ZE, 7.50%, 2/25/30	95,578	106,578
Series 2000-49, Class A, 8.00%, 3/18/27	292,535	324,754

Security	Principal Amount	Value
Series 2001-31, Class ZA, 6.00%, 7/25/31	$2,823,635	$3,060,391
Series 2001-74, Class QE, 6.00%, 12/25/31	768,197	836,168
Series 2009-48, Class WA, 5.834%, 7/25/39(14)	3,711,664	3,970,838
Series 2011-38, Class SA, 7.309%, (13.50% - 1 mo. USD LIBOR x 3.00), 5/25/41(15)	3,973,185	4,142,925
Interest Only:(13)
Series 424, Class C8, 3.50%, 2/25/48	26,977,581	5,794,911
Series 2018-21, Class IO, 3.00%, 4/25/48	27,919,132	5,583,531
Series 2018-45, Class GI, 4.00%, 6/25/48	8,189,674	1,963,503
Series 2018-58, Class BI, 4.00%, 8/25/48	4,741,000	1,148,687

		$32,318,470

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 5.064%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$15,630,000	$16,818,444
Series 2017-C06, Class 1M2, 4.714%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	23,132,047	24,064,148
Series 2017-C07, Class 1M2, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	1,003,243	1,032,970
Series 2017-C07, Class 1M2C, 4.464%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	6,756,360	6,809,621
Series 2018-C01, Class 1M2, 4.314%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	16,074,692	16,341,903
Series 2018-C03, Class 1M2, 4.214%, (1 mo. USD LIBOR + 2.15%), 10/25/30(2)	15,500,000	15,550,693

		$80,617,779

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$70,654	$74,684

		$74,684

Total Collateralized Mortgage Obligations (identified cost $151,087,983)		$154,731,387

Mortgage Pass-Throughs — 6.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.86%, (COF + 1.25%), with maturity at 2035(16)	$1,901,339	$1,950,118
3.156%, (COF + 2.39%), with maturity at 2023(16)	42,403	43,366
3.842%, (1 yr. CMT + 2.33%), with maturity at 2036(16)	1,790,290	1,862,802
4.058%, (COF + 1.25%), with maturity at 2029(16)	66,926	66,325
4.436%, (COF + 1.25%), with maturity at 2030(16)	362,804	385,006
4.50%, with maturity at 2035	270,914	280,487
6.00%, with various maturities to 2035	7,686,109	8,358,894
6.50%, with various maturities to 2036	13,984,032	15,388,636
6.60%, with maturity at 2030	851,919	951,955
7.00%, with various maturities to 2036	14,181,798	15,855,217
7.31%, with maturity at 2026	57,721	63,269
7.50%, with various maturities to 2035	7,924,532	8,796,185
7.95%, with maturity at 2022	98,541	102,697
8.00%, with various maturities to 2034	3,393,073	3,787,937
8.15%, with maturity at 2021	12,093	12,353
8.30%, with maturity at 2021	5,637	5,728
8.50%, with maturity at 2025	90,680	96,135
9.00%, with various maturities to 2027	289,166	306,981
9.50%, with maturity at 2027	56,759	59,343
10.00%, with various maturities to 2020	6,647	6,813
10.50%, with maturity at 2021	12,613	12,655

		$58,392,902

Security	Principal Amount	Value
Federal National Mortgage Association:
2.066%, (COF + 1.25%), with various maturities to 2033(16)	$2,613,854	$2,633,390
2.133%, (COF + 1.25%), with maturity at 2027(16)	110,880	111,676
2.214%, (COF + 1.40%), with maturity at 2025(16)	445,480	449,621
2.414%, (COF + 1.60%), with maturity at 2024(16)	228,121	230,975
2.934%, (COF + 2.17%), with maturity at 2023(16)	13,302	13,371
3.51%, (COF + 1.25%), with maturity at 2034(16)	1,086,278	1,134,023
3.54%, (1 yr. CMT + 2.15%), with maturity at 2028(16)	143,248	148,306
3.703%, (COF + 1.25%), with maturity at 2035(16)	2,867,741	2,987,300
3.824%, (COF + 1.77%), with maturity at 2035(16)	2,942,813	3,121,301
5.50%, with maturity at 2020	32,148	32,472
6.00%, with various maturities to 2038	43,927,191	48,265,599
6.323%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(16)	1,013,063	1,088,068
6.50%, with various maturities to 2038	15,057,671	16,597,482
7.00%, with various maturities to 2035	16,729,135	18,753,272
7.474%, (1 yr. CMT + 2.15%), with maturity at 2025(16)	27,721	29,391
7.50%, with various maturities to 2035	4,924,603	5,474,029
8.00%, with various maturities to 2034	1,682,680	1,871,136
8.50%, with various maturities to 2037	2,437,347	2,800,323
9.00%, with various maturities to 2032	484,802	531,630
9.133%, with maturity at 2028(14)	5,858	6,160
9.50%, with various maturities to 2031	223,717	242,531
9.559%, with maturity at 2027(14)	12,816	13,538
10.50%, with maturity at 2029	46,026	46,622
11.50%, with maturity at 2031	133,158	163,237

		$106,745,453

Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(16)	$201,902	$204,410
5.00%, with various maturities to 2048	159,794,823	168,033,029
6.50%, with various maturities to 2032	549,491	603,209
7.00%, with various maturities to 2031	888,849	985,100
7.50%, with various maturities to 2028	127,071	140,019
7.75%, with maturity at 2019	6,238	6,387
8.00%, with various maturities to 2023	80,366	87,190
8.30%, with maturity at 2020	1,162	1,185
8.50%, with maturity at 2021	13,266	13,777
9.00%, with maturity at 2025	38,017	40,919
9.50%, with various maturities to 2021	23,194	24,347

		$170,139,572

Total Mortgage Pass-Throughs (identified cost $333,436,579)		$335,277,927

U.S. Treasury Obligations — 1.8%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,688,555
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(17)(18)	98,410,410	94,596,781

Total U.S. Treasury Obligations (identified cost $99,137,538)		$96,285,336

Small Business Administration Loans (Interest Only)(19) — 0.8%

Security	Principal Amount	Value
1.109%, 5/15/42 to 9/15/42	$3,852,196	$181,269
1.409%, 9/15/42	2,776,525	177,812
1.609%, 8/15/42 to 9/15/42	4,736,716	336,117
1.655%, 12/15/42 to 4/15/43	5,602,964	410,242
1.659%, 8/15/42	1,885,882	162,691
1.809%, 7/15/37 to 9/15/37	3,419,938	231,547
1.905%, 1/15/43 to 4/15/43	10,502,869	889,363
1.909%, 7/15/42 to 9/15/42	7,475,199	619,192
1.932%, 3/15/41 to 5/15/42	2,208,040	191,504
1.959%, 9/15/42	3,039,139	250,413
2.032%, 8/15/32 to 9/15/42	4,575,393	418,084
2.059%, 8/15/38	838,805	63,264
2.109%, 8/15/42 to 9/15/42	6,139,821	572,414
2.155%, 2/15/43 to 4/15/43	13,769,991	1,347,252
2.159%, 2/15/42 to 4/15/43	3,178,873	334,525
2.209%, 9/15/42	6,293,057	601,087
2.238%, 3/19/36	27,639,864	2,490,186
2.28%, 3/15/43	2,833,710	317,163
2.329%, 10/29/39	47,859,234	4,621,623
2.359%, 9/15/42	2,027,425	212,304
2.382%, 2/15/41 to 3/15/41	1,399,717	136,212
2.386%, 7/15/39	1,053,659	95,181
2.405%, 1/15/43 to 4/15/43	20,065,460	2,223,586
2.409%, 12/15/41 to 12/15/42	7,719,241	852,421
2.455%, 3/15/28 to 1/15/43	2,581,268	263,863
2.459%, 3/15/28 to 4/15/43	8,123,373	828,538
2.482%, 9/15/41	962,564	121,366
2.532%, 6/15/36	916,809	79,089
2.559%, 5/15/37	1,449,550	131,238
2.579%, 9/15/42	2,569,907	290,230
2.609%, 9/15/42	2,920,542	401,177
2.632%, 11/15/36	656,040	65,114
2.655%, 4/15/43	6,641,726	839,492
2.659%, 4/15/43	1,762,477	229,202
2.709%, 7/15/27 to 9/15/42	10,863,819	1,181,232
2.886%, 2/15/41	843,586	98,455
2.905%, 12/15/42 to 4/15/43	14,747,538	1,988,737
2.909%, 10/15/42 to 12/15/42	3,351,216	457,619
2.932%, 4/15/42 to 5/15/42	3,121,769	420,453
2.955%, 2/15/28 to 2/15/43	3,969,028	357,169
2.959%, 7/15/27 to 12/15/42	6,695,362	773,031
2.982%, 7/15/43	1,245,000	175,865
2.985%, 2/15/29	1,019,457	87,671
3.032%, 4/15/41 to 1/15/42	4,238,394	531,417
3.082%, 10/15/42	2,505,636	362,951
3.155%, 1/15/43 to 4/15/43	4,924,161	811,241
3.159%, 9/15/42 to 12/15/42	4,264,612	677,229
3.205%, 3/15/28 to 3/15/43	2,286,948	306,890
3.209%, 6/15/27 to 9/15/42	8,690,626	1,072,731
3.289%, 12/15/42	3,645,000	576,763
3.405%, 4/15/43	5,822,806	955,130

Security	Principal Amount	Value
3.409%, 3/15/43 to 4/15/43	$3,537,479	$549,696
3.455%, 3/15/28 to 3/15/43	1,582,965	223,161
3.459%, 3/15/27 to 9/15/42	4,709,958	718,195
3.532%, 4/15/37	3,291,869	408,801
3.655%, 1/15/43 to 6/15/43	9,015,563	1,607,300
3.659%, 9/15/42 to 2/15/43	1,633,811	271,109
3.685%, 3/15/43	1,381,500	274,905
3.705%, 2/15/28 to 4/15/28	10,072,982	1,110,466
3.709%, 3/15/42 to 10/15/42	8,801,556	1,531,769
3.782%, 5/15/27 to 9/15/42	6,600,931	1,036,466

Total Small Business Administration Loans (Interest Only) (identified cost $40,485,843)		$39,551,213

Total Debt Obligations - United States (identified cost $665,651,937)		$667,607,021

Common Stocks — 3.5%

Security	Shares	Value
Cyprus — 0.3%
Bank of Cyprus Holdings PLC(20)(21)	1,305,859	$3,809,521
Bank of Cyprus Holdings PLC(20)(21)	3,095,143	9,055,035

Total Cyprus		$12,864,556

Iceland — 1.3%
Arion Banki HF(20)	7,274,223	$5,824,341
Eik Fasteignafelag HF(20)	57,784,005	4,448,714
Eimskipafelag Islands HF	2,948,270	6,690,772
Hagar HF	24,109,633	10,657,264
Heimavellir HF(20)	75,681,248	839,030
Icelandair Group HF	35,379,527	2,923,291
N1 HF(20)	4,131,100	4,560,318
Reginn HF(20)	29,010,300	5,401,548
Reitir Fasteignafelag HF	15,552,197	11,523,967
Siminn HF	288,361,064	10,847,524
Sjova-Almennar Tryggingar HF	31,136,235	4,307,472
Tryggingamidstodin HF	9,204,651	2,782,284

Total Iceland		$70,806,525

Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc.	1,483,600	$9,104,654
Mizuho Financial Group, Inc.	3,096,500	5,382,614
Resona Holdings, Inc.	421,200	2,395,668
Sumitomo Mitsui Financial Group, Inc.	184,100	7,306,511
Sumitomo Mitsui Trust Holdings, Inc.	95,300	3,785,471

Total Japan		$27,974,918

Serbia — 0.0%(5)
Komercijalna Banka AD Beograd(20)	45,400	$877,279

Total Serbia		$877,279

Singapore — 0.2%
Yoma Strategic Holdings, Ltd.	43,974,000	$11,972,033

Total Singapore		$11,972,033

Security	Shares	Value
South Korea — 0.5%
Hana Financial Group, Inc.	20,100	$808,173
Hyundai Heavy Industries Co., Ltd.(20)	626	59,805
Hyundai Mobis Co., Ltd.	4,800	978,459
Hyundai Motor Co.	8,647	1,002,129
KB Financial Group, Inc.	19,639	943,918
Korea Electric Power Corp.	20,400	606,196
Korea Zinc Co., Ltd.	1,300	480,071
KT&G Corp.	7,599	751,283
LG Chem, Ltd.	2,080	699,553
LG Corp.	8,100	546,019
LG Electronics, Inc.	8,100	542,926
LG Household & Health Care, Ltd.	700	758,041
Lotte Chemical Corp.	1,600	515,299
Naver Corp.	2,861	1,835,599
POSCO	2,597	764,337
S-Oil Corp.	5,800	609,190
Samsung Biologics Co., Ltd.(7)(20)	2,015	672,350
Samsung C&T Corp.	7,400	818,610
Samsung Electronics Co., Ltd.	87,750	3,642,522
Samsung Fire & Marine Insurance Co., Ltd.	2,200	537,256
Samsung Life Insurance Co., Ltd.	8,700	749,024
Samsung SDI Co., Ltd.	4,000	821,816
Samsung SDS Co., Ltd.	4,300	806,511
Shinhan Financial Group Co., Ltd.	15,611	608,974
SK Holdings Co., Ltd.	2,300	542,155
SK Hynix, Inc.	26,300	2,032,737
SK Innovation Co., Ltd.	3,500	621,623
SK Telecom Co., Ltd.	3,700	826,912
Woori Bank	43,300	654,476

Total South Korea		$25,235,964

Sri Lanka — 0.1%
Softlogic Life Insurance PLC(20)	25,625,000	$4,079,060

Total Sri Lanka		$4,079,060

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC	846,990	$2,134,772
Bank for Investment and Development of Vietnam JSC	468,816	531,710
Bao Viet Holdings	156,900	527,556
Binh Minh Plastics JSC	255,600	626,794
Coteccons Construction JSC	133,000	869,742
Danang Rubber JSC	68,640	72,579
Domesco Medical Import Export JSC	240,160	938,594
FPT Corp.	34,993	68,829
HA TIEN 1 Cement JSC	219,600	113,475
Hoa Phat Group JSC(20)	1,218,898	1,958,184
Hoa Sen Group	155,404	75,259
KIDO Group Corp.	373,100	543,608
Kinh Bac City Development Share Holding Corp.(20)	513,300	263,829
Masan Group Corp.(20)	954,000	3,462,433
PetroVietnam Drilling & Well Services JSC(20)	260,463	147,080
PetroVietnam Fertilizer & Chemical JSC	385,500	305,929

Security	Shares		Value
PetroVietnam Gas JSC		165,200	$623,791
PetroVietnam Nhon Trach 2 Power JSC		882,000	1,029,593
PetroVietnam Technical Services Corp.		628,300	464,512
Pha Lai Thermal Power JSC		219,100	177,298
Refrigeration Electrical Engineering Corp.		807,810	1,227,108
Saigon - Hanoi Commercial Joint Stock Bank(20)		958,301	333,029
Saigon Securities, Inc.		668,470	833,334
Saigon Thuong Tin Commercial JSB(20)		5	2
Tan Tao Investment & Industry JSC(20)		1,064,400	123,616
Viet Capital Securities JSC		448,200	1,103,688
Vietnam Construction and Import-Export JSC		311,100	224,929
Vietnam Dairy Products JSC		455,640	3,296,831
Vietnam Joint Stock Commercial Bank for Industry and Trade		148,700	151,522
Vietnam Prosperity JSC Bank(20)		2,180,305	2,651,941
Vietnam Technological & Commercial Joint Stock Bank(20)		781,800	994,148
Vingroup JSC(20)		1,385,904	6,340,788

Total Vietnam			$32,216,503

Total Common Stocks (identified cost $185,509,003)			$186,026,838

Short-Term Investments — 30.4%

Foreign Government Securities — 11.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Banco Central Del Argentina, 0.00%, 8/15/18	ARS	220,098	$7,819,881
Banco Central Del Argentina, 0.00%, 10/17/18	ARS	390,260	12,926,482

Total Argentina			$20,746,363

Egypt — 4.2%
Egypt Treasury Bill, 0.00%, 8/14/18	EGP	258,625	$14,452,608
Egypt Treasury Bill, 0.00%, 8/21/18	EGP	86,725	4,836,421
Egypt Treasury Bill, 0.00%, 9/4/18	EGP	484,350	26,720,535
Egypt Treasury Bill, 0.00%, 9/11/18	EGP	318,975	17,536,414
Egypt Treasury Bill, 0.00%, 9/18/18	EGP	62,050	3,399,430
Egypt Treasury Bill, 0.00%, 9/25/18	EGP	51,525	2,812,830
Egypt Treasury Bill, 0.00%, 10/2/18	EGP	153,800	8,366,135
Egypt Treasury Bill, 0.00%, 10/16/18	EGP	212,625	11,487,913
Egypt Treasury Bill, 0.00%, 1/15/19	EGP	449,850	23,289,089
Egypt Treasury Bill, 0.00%, 1/29/19	EGP	184,500	9,487,451
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	250,000	12,814,186
Egypt Treasury Bill, 0.00%, 4/2/19	EGP	68,925	3,439,870
Egypt Treasury Bill, 0.00%, 4/16/19	EGP	91,925	4,559,490
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	965,000	47,532,865
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	647,300	30,633,916

Total Egypt			$221,369,153

Kazakhstan — 0.6%
National Bank of Kazakhstan Note, 0.00%, 9/28/18	KZT	143,294	$407,037
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	12,353,000	34,231,932

Total Kazakhstan			$34,638,969

Security	Principal Amount (000’s omitted)		Value
Nigeria — 4.2%
Nigeria OMO Bill, 0.00%, 8/16/18	NGN	3,173,843	$8,723,138
Nigeria OMO Bill, 0.00%, 8/23/18	NGN	1,633,899	4,480,729
Nigeria OMO Bill, 0.00%, 9/6/18	NGN	5,316,487	14,515,638
Nigeria OMO Bill, 0.00%, 10/25/18	NGN	7,399,042	19,910,432
Nigeria OMO Bill, 0.00%, 11/8/18	NGN	2,014,375	5,397,390
Nigeria OMO Bill, 0.00%, 11/22/18	NGN	2,500,620	6,671,466
Nigeria OMO Bill, 0.00%, 12/13/18	NGN	427,460	1,131,717
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	4,221,076	11,626,372
Nigeria Treasury Bill, 0.00%, 8/30/18	NGN	1,667,583	4,565,376
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	3,447,390	9,392,686
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	3,514,787	9,556,697
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	996,409	2,702,157
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	814,769	2,206,663
Nigeria Treasury Bill, 0.00%, 10/11/18	NGN	1,022,258	2,761,741
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	4,990,081	13,463,150
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	4,293,957	11,536,965
Nigeria Treasury Bill, 0.00%, 11/8/18	NGN	535,254	1,434,179
Nigeria Treasury Bill, 0.00%, 11/15/18	NGN	4,942,822	13,243,978
Nigeria Treasury Bill, 0.00%, 11/29/18	NGN	2,083,840	5,548,910
Nigeria Treasury Bill, 0.00%, 12/6/18	NGN	5,922,202	15,720,085
Nigeria Treasury Bill, 0.00%, 12/27/18	NGN	1,814,466	4,778,342
Nigeria Treasury Bill, 0.00%, 1/3/19	NGN	382,071	1,004,063
Nigeria Treasury Bill, 0.00%, 1/10/19	NGN	8,716,053	22,827,658
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	7,428,983	19,414,573
Nigeria Treasury Bill, 0.00%, 1/24/19	NGN	2,266,419	5,902,319
Nigeria Treasury Bill, 0.00%, 1/31/19	NGN	970,180	2,520,931

Total Nigeria			$221,037,355

Uruguay — 2.1%
Uruguay Treasury Bill, 0.00%, 8/31/18	UYU	72,434	$2,357,635
Uruguay Treasury Bill, 0.00%, 9/14/18	UYU	309,251	10,032,295
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	164,671	5,333,004
Uruguay Treasury Bill, 0.00%, 10/12/18	UYU	390,166	12,569,672
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	1,213,124	39,014,704
Uruguay Treasury Bill, 0.00%, 11/9/18	UYU	300,933	9,625,420
Uruguay Treasury Bill, 0.00%, 11/16/18	UYU	75,495	2,409,781
Uruguay Treasury Bill, 0.00%, 12/11/18	UYU	175,572	5,569,702
Uruguay Treasury Bill, 0.00%, 12/14/18	UYU	79,360	2,512,872
Uruguay Treasury Bill, 0.00%, 1/11/19	UYU	59,519	1,869,511
Uruguay Treasury Bill, 0.00%, 2/8/19	UYU	227,213	7,095,707
Uruguay Treasury Bill, 0.00%, 3/8/19	UYU	55,545	1,726,513
Uruguay Treasury Bill, 0.00%, 4/5/19	UYU	396,785	12,181,072

Total Uruguay			$112,297,888

Total Foreign Government Securities (identified cost $621,675,501)			$610,089,728

U.S. Treasury Obligations — 9.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 8/2/18		$99,900	$99,895,118
U.S. Treasury Bill, 0.00%, 8/9/18		99,900	99,860,140
U.S. Treasury Bill, 0.00%, 8/16/18		99,900	99,822,598
U.S. Treasury Bill, 0.00%, 8/23/18(17)		39,000	38,955,491
U.S. Treasury Bill, 0.00%, 8/30/18		60,000	59,909,399
U.S. Treasury Bill, 0.00%, 10/25/18(17)		99,900	99,438,865

Total U.S. Treasury Obligations (identified cost $497,881,550)			$497,881,611

Repurchase Agreements — 0.1%

Description	Principal Amount (000’s omitted)		Value
Nomura International PLC:
Dated 7/20/18 with a maturity date of 8/23/18, an interest rate of 1.50% and repurchase proceeds of USD 4,274,815, collateralized by USD 4,000,000 Kingdom of Bahrain 5.875%, due 1/26/21 and a market value, including accrued interest, of $3,987,256.	USD	4,269	$4,269,300

Total Repurchase Agreements (identified cost $4,269,300)			$4,269,300

Other — 9.5%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(22)		504,559,314	$504,559,314

Total Other (identified cost $504,560,335)			$504,559,314

Total Short-Term Investments (identified cost $1,628,386,686)			$1,616,799,953

Total Purchased Options and Swaptions — 0.9% (identified cost $51,311,663)			$46,335,267

Total Investments — 97.3% (identified cost $5,189,476,168)			$5,169,365,064

Less Unfunded Loan Commitments — (0.0)%(5)			$(1,430,067)

Net Investments — 97.3% (identified cost $5,188,046,101)			$5,167,934,997

Total Written Options — (0.0)%(5) (premiums received $542,787)			$(526,535)

Securities Sold Short — (0.1)%

Foreign Government Bonds — (0.1)%

Security	Principal Amount (000’s omitted)		Value
Bahrain — (0.1)%
Kingdom of Bahrain, 5.875%, 1/26/21(1)	USD	(4,000)	$(3,983,992)

Total Foreign Government Bonds (proceeds $3,690,381)			$(3,983,992)

Total Securities Sold Short (proceeds $3,690,381)			$(3,983,992)

Other Assets, Less Liabilities — 2.8%			$149,861,442

Net Assets — 100.0%			$5,313,285,912

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2018, the aggregate value of these securities is $963,434,249 or 18.1% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2018.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $64,467,948 or 1.2% of the Portfolio’s net assets.

(8)	When-issued security.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(11)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(12)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2018.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2018.

(16)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2018.

(17)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(18)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(19)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(20)	Non-income producing security.

(21)	Securities are traded on separate exchanges for the same entity.

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2018 was $7,653,872.

Purchased Currency Options — 0.4%

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call CNH/Put USD	Bank of America, N.A.	USD	76,000,000	CNH	6.42	6/26/19	$345,268
Call CNH/Put USD	Goldman Sachs International	USD	33,100,000	CNH	6.42	6/26/19	150,373
Call SEK/Put EUR	BNP Paribas	EUR	27,285,000	SEK	9.68	1/18/19	64,226
Call SEK/Put EUR	BNP Paribas	EUR	24,630,000	SEK	9.96	4/15/19	264,970
Call SEK/Put EUR	BNP Paribas	EUR	16,015,000	SEK	9.96	4/15/19	172,290
Call SEK/Put EUR	Citibank, N.A.	EUR	27,984,000	SEK	9.67	1/18/19	63,287
Call SEK/Put EUR	Citibank, N.A.	EUR	36,940,000	SEK	9.58	4/12/19	124,145
Call SEK/Put EUR	Citibank, N.A.	EUR	24,630,000	SEK	9.96	4/12/19	264,826
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	132,359
Call SEK/Put EUR	Citibank, N.A.	EUR	12,310,000	SEK	9.96	4/12/19	132,359
Call SEK/Put EUR	Deutsche Bank AG	EUR	36,379,000	SEK	9.70	1/16/19	90,822
Call SEK/Put EUR	Deutsche Bank AG	EUR	679,000	SEK	9.70	1/16/19	1,695
Call SEK/Put EUR	Deutsche Bank AG	EUR	32,020,000	SEK	9.56	4/23/19	107,086
Call SEK/Put EUR	Deutsche Bank AG	EUR	26,130,000	SEK	9.56	4/23/19	87,388
Put CNH/Call USD	Bank of America, N.A.	USD	110,000,000	CNH	7.40	11/12/18	96,470
Put CNH/Call USD	Bank of America, N.A.	USD	76,000,000	CNH	6.93	6/26/19	1,466,344
Put CNH/Call USD	BNP Paribas	USD	115,200,000	CNH	6.86	8/9/18	276,826
Put CNH/Call USD	Citibank, N.A.	USD	113,700,000	CNH	7.45	11/9/18	76,179
Put CNH/Call USD	Citibank, N.A.	USD	80,889,000	CNH	6.87	12/27/18	1,125,894
Put CNH/Call USD	Goldman Sachs International	USD	74,211,000	CNH	6.83	12/24/18	1,169,565
Put CNH/Call USD	Goldman Sachs International	USD	33,100,000	CNH	6.93	6/26/19	638,631
Put CNH/Call USD	Goldman Sachs International	USD	42,900,000	CNH	6.95	6/26/19	788,674

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	41,970,000	CNH	7.45	11/9/18	$28,120
Put CNH/Call USD	Standard Chartered Bank	USD	63,320,000	CNH	6.96	8/20/18	77,060
Put EUR/Call USD	BNP Paribas	EUR	99,028,000	USD	1.13	5/29/19	918,744
Put EUR/Call USD	BNP Paribas	EUR	56,099,000	USD	1.22	2/27/20	2,318,282
Put EUR/Call USD	BNP Paribas	USD	130,215,000	USD	0.88	2/28/22	506,927
Put EUR/Call USD	Citibank, N.A.	EUR	112,492,000	USD	1.21	2/27/20	4,123,069
Put EUR/Call USD	Goldman Sachs International	EUR	84,881,000	USD	1.14	5/27/19	1,000,695
Put EUR/Call USD	Goldman Sachs International	EUR	56,099,000	USD	1.21	2/27/20	2,101,935
Put EUR/Call USD	Goldman Sachs International	USD	130,110,000	USD	0.87	2/24/22	454,734
Put INR/Call USD	Bank of America, N.A.	USD	32,000,000	INR	70.70	1/3/19	347,680
Put INR/Call USD	JPMorgan Chase Bank, N.A.	USD	22,695,000	INR	70.55	1/3/19	261,832
Put INR/Call USD	Standard Chartered Bank	USD	4,726,000	INR	70.55	1/3/19	54,524
Put MXN/Call USD	Citibank, N.A.	USD	49,865,000	MXN	21.32	5/6/19	964,888
Put MXN/Call USD	Citibank, N.A.	USD	23,700,000	MXN	21.32	5/6/19	458,595
Put MXN/Call USD	Goldman Sachs International	USD	23,700,000	MXN	21.32	5/6/19	458,595
Put MXN/Call USD	Goldman Sachs International	USD	54,855,000	MXN	21.32	5/7/19	1,067,862

Total							$22,783,219

Purchased Call Options — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Euro Stoxx 50 Index	Goldman Sachs International	7,620	EUR	26,864,234	EUR	3,560.00	6/16/23	$2,270,780
FTSE 100 Index	Goldman Sachs International	1,986	GBP	15,389,037	GBP	6,275.00	2/15/22	3,107,541

Total								$5,378,321

Purchased Interest Rate Swaptions — 0.4%

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/17/49 to receive 6-month Euro Interbank Offered Rate and pay 1.91%	Goldman Sachs International	EUR	79,360,000	5/15/19	$780,354
Option to enter into interest rate swap expiring 7/3/38 to pay 3-month USD-LIBOR-BBA Rate and receive 3.00%	Bank of America, N.A.	USD	71,648,000	6/29/28	3,726,754
Option to enter into interest rate swap expiring 7/3/38 to receive 3-month USD-LIBOR-BBA Rate and pay 3.00%	Bank of America, N.A.	USD	71,648,000	6/29/28	4,242,277
Option to enter into interest rate swap expiring 7/6/38 to pay 3-month USD-LIBOR-BBA Rate and receive 3.01%	Morgan Stanley & Co. International PLC	USD	28,963,000	7/3/28	1,515,483
Option to enter into interest rate swap expiring 7/6/38 to receive 3-month USD-LIBOR-BBA Rate and pay 3.01%	Morgan Stanley & Co. International PLC	USD	28,963,000	7/3/28	1,705,319

Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR-BBA Rate and receive 2.98%	Morgan Stanley & Co. International PLC	USD	28,963,000	7/5/28	$1,490,116
Option to enter into interest rate swap expiring 7/7/38 to pay 3-month USD-LIBOR-BBA Rate and receive 2.99%	Goldman Sachs International	USD	26,762,000	7/5/28	1,385,199
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR-BBA Rate and pay 2.98%	Morgan Stanley & Co. International PLC	USD	28,963,000	7/5/28	1,734,841
Option to enter into interest rate swap expiring 7/7/38 to receive 3-month USD-LIBOR-BBA Rate and pay 2.99%	Goldman Sachs International	USD	26,762,000	7/5/28	1,593,384

Total					$18,173,727

Written Currency Options — (0.0)%(5)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Barclays Bank PLC	USD	86,305,000	CNH	6.86	8/9/18	$(207,391)
Put CNH/Call USD	Deutsche Bank AG	USD	28,895,000	CNH	6.86	8/9/18	(69,435)
Put CNH/Call USD	Deutsche Bank AG	USD	113,700,000	CNH	7.45	11/9/18	(76,179)
Put CNH/Call USD	Goldman Sachs International	USD	63,320,000	CNH	6.96	8/20/18	(77,060)
Put CNH/Call USD	Société Générale	USD	110,000,000	CNH	7.40	11/12/18	(96,470)

Total							$(526,535)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	7,185,340	USD	5,416,668	Australia and New Zealand Banking Group Limited	8/2/18	$—	$(78,322)
AUD	11,529,840	USD	8,883,430	Australia and New Zealand Banking Group Limited	8/2/18	—	(317,338)
EUR	99,720,000	USD	116,672,400	Standard Chartered Bank	8/2/18	—	(64,825)
EUR	99,720,000	USD	116,677,386	Standard Chartered Bank	8/2/18	—	(69,811)
KRW	30,963,900,000	USD	27,757,866	JPMorgan Chase Bank, N.A.	8/2/18	—	(78,163)
KRW	30,963,900,000	USD	27,698,274	Standard Chartered Bank	8/2/18	—	(18,570)
NZD	3,604,508	USD	2,458,202	HSBC Bank USA, N.A.	8/2/18	—	(1,369)
NZD	6,532,035	USD	4,454,717	HSBC Bank USA, N.A.	8/2/18	—	(2,482)
NZD	9,870,000	USD	6,718,569	Standard Chartered Bank	8/2/18	8,823	—
NZD	15,138,000	USD	10,341,676	Standard Chartered Bank	8/2/18	—	(23,614)
NZD	31,226,000	USD	21,332,354	Standard Chartered Bank	8/2/18	—	(48,710)
NZD	4,776,000	USD	3,256,468	State Street Bank and Trust Company	8/2/18	—	(1,146)
NZD	9,854,000	USD	6,718,851	State Street Bank and Trust Company	8/2/18	—	(2,364)
PHP	176,000,000	USD	3,279,605	Deutsche Bank AG	8/2/18	34,584	—
PHP	495,000,000	USD	9,446,565	Deutsche Bank AG	8/2/18	—	(125,409)
PHP	488,000,000	USD	9,313,866	Goldman Sachs International	8/2/18	—	(124,524)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	350,800,000	USD	6,707,970	Standard Chartered Bank	8/2/18	$—	$(102,189)
USD	6,721,225	AUD	9,065,179	Standard Chartered Bank	8/2/18	—	(13,748)
USD	7,163,388	AUD	9,650,000	State Street Bank and Trust Company	8/2/18	—	(6,077)
USD	123,982,873	EUR	99,720,000	Standard Chartered Bank	8/2/18	7,375,298	—
USD	116,677,386	EUR	99,720,000	Standard Chartered Bank	8/2/18	69,810	—
USD	27,698,274	KRW	30,963,900,000	JPMorgan Chase Bank, N.A.	8/2/18	18,570	—
USD	28,772,313	KRW	30,963,900,000	Standard Chartered Bank	8/2/18	1,092,610	—
USD	34,103,217	NZD	48,412,500	Australia and New Zealand Banking Group Limited	8/2/18	1,105,254	—
USD	14,442,179	NZD	20,501,936	Australia and New Zealand Banking Group Limited	8/2/18	468,058	—
USD	4,492,209	NZD	6,142,008	Australia and New Zealand Banking Group Limited	8/2/18	305,816	—
USD	4,347,461	NZD	5,944,099	Australia and New Zealand Banking Group Limited	8/2/18	295,962	—
USD	7,422,537	PHP	394,300,000	BNP Paribas	8/2/18	—	(2,376)
USD	9,114,329	PHP	484,700,000	Citibank, N.A.	8/2/18	—	(12,872)
USD	11,859,372	PHP	630,800,000	UBS AG	8/2/18	—	(18,982)
EUR	2,790,000	USD	3,264,007	Standard Chartered Bank	8/3/18	—	(1,286)
EUR	1,429,900	USD	1,682,206	Standard Chartered Bank	8/3/18	—	(10,032)
EUR	19,423,240	USD	22,725,191	Standard Chartered Bank	8/3/18	—	(10,990)
JPY	8,355,042,400	USD	74,732,043	Standard Chartered Bank	8/3/18	—	(5,233)
JPY	3,813,558,202	USD	34,599,198	Standard Chartered Bank	8/3/18	—	(491,048)
USD	27,457,252	EUR	23,643,140	Standard Chartered Bank	8/3/18	—	(191,845)
USD	77,023,385	JPY	8,355,042,400	Standard Chartered Bank	8/3/18	2,296,575	—
USD	34,110,538	JPY	3,813,558,202	Standard Chartered Bank	8/3/18	2,388	—
CLP	9,099,497,000	USD	14,245,788	BNP Paribas	8/6/18	23,472	—
CLP	8,675,503,000	USD	13,597,967	Goldman Sachs International	8/6/18	6,412	—
NOK	267,023,000	EUR	27,545,751	Bank of America, N.A.	8/6/18	522,422	—
NOK	279,137,000	EUR	28,777,010	Citibank, N.A.	8/6/18	567,651	—
USD	28,725,880	CLP	17,775,000,000	Standard Chartered Bank	8/6/18	852,240	—
USD	112,585	EUR	96,274	Bank of America, N.A.	8/6/18	—	(26)
USD	126,193	EUR	106,170	JPMorgan Chase Bank, N.A.	8/6/18	2,007	—
USD	512,638	EUR	437,247	UBS AG	8/6/18	1,196	—
USD	419,362	EUR	357,689	UBS AG	8/6/18	978	—
USD	120,901	EUR	103,121	UBS AG	8/6/18	282	—
NOK	184,607,000	EUR	19,271,852	The Toronto-Dominion Bank	8/7/18	93,777	—
RSD	1,216,325,000	EUR	10,304,259	Citibank, N.A.	8/7/18	1,362	—
SGD	42,796,957	USD	32,150,968	Goldman Sachs International	8/7/18	—	(712,668)
USD	16,552,526	CAD	21,721,384	Standard Chartered Bank	8/7/18	—	(146,963)
USD	31,933,976	SGD	42,796,957	Standard Chartered Bank	8/7/18	495,677	—
AUD	18,700,000	USD	14,106,065	Australia and New Zealand Banking Group Limited	8/9/18	—	(212,156)
USD	1,577,646	AUD	2,091,440	Australia and New Zealand Banking Group Limited	8/9/18	23,728	—
USD	21,604,094	JPY	2,332,399,557	Goldman Sachs International	8/9/18	735,273	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,120,445	JPY	238,204,471	Standard Chartered Bank	8/9/18	$—	$(10,856)
USD	14,074,900	NZD	20,000,000	Australia and New Zealand Banking Group Limited	8/9/18	442,899	—
USD	45,913,753	CAD	60,000,000	Goldman Sachs International	8/10/18	—	(216,805)
ILS	59,210,400	USD	16,366,863	JPMorgan Chase Bank, N.A.	8/13/18	—	(232,011)
USD	21,075,086	NZD	30,173,000	State Street Bank and Trust Company	8/13/18	509,353	—
SEK	30,915,000	EUR	3,014,485	Deutsche Bank AG	8/14/18	—	(9,027)
SEK	2,862,000	EUR	277,444	Standard Chartered Bank	8/14/18	1,068	—
SEK	130,005,072	EUR	12,791,410	UBS AG	8/14/18	—	(172,284)
EUR	10,307,839	USD	12,026,774	Standard Chartered Bank	8/16/18	38,848	—
USD	50,842,811	EUR	43,218,615	Standard Chartered Bank	8/16/18	254,180	—
USD	14,917,794	KZT	5,004,920,000	Standard Chartered Bank	8/16/18	547,359	—
USD	10,658,158	PHP	564,488,000	Standard Chartered Bank	8/17/18	24,404	—
AUD	369,807	USD	277,838	Australia and New Zealand Banking Group Limited	8/20/18	—	(3,061)
AUD	9,812,807	USD	7,372,411	Australia and New Zealand Banking Group Limited	8/20/18	—	(81,222)
INR	863,760,000	USD	12,587,584	Nomura International PLC	8/20/18	—	(10,685)
USD	12,609,175	INR	863,760,000	Deutsche Bank AG	8/20/18	32,276	—
USD	7,725,704	NZD	11,191,498	Australia and New Zealand Banking Group Limited	8/20/18	97,767	—
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(348,353)
UAH	18,486,000	USD	641,875	Citibank, N.A.	8/22/18	40,200	—
USD	682,140	UAH	18,486,000	Standard Chartered Bank	8/22/18	65	—
EUR	10,180,000	USD	12,717,772	Standard Chartered Bank	8/23/18	—	(795,789)
USD	49,445,649	EUR	39,579,000	Standard Chartered Bank	8/23/18	3,093,964	—
USD	5,196,645	EUR	4,137,703	Standard Chartered Bank	8/23/18	350,906	—
USD	8,698,024	EUR	7,438,500	Standard Chartered Bank	8/23/18	—	(13,338)
USD	4,883,346	JPY	539,385,076	Standard Chartered Bank	8/23/18	52,914	—
USD	13,219,136	EUR	11,363,900	UBS AG	8/24/18	—	(90,291)
USD	106,527	NZD	157,000	UBS AG	8/27/18	—	(479)
USD	5,147,245	NZD	7,586,000	UBS AG	8/27/18	—	(23,163)
AUD	24,640,000	USD	18,668,052	Goldman Sachs International	8/29/18	—	(359,079)
KRW	2,355,550,000	USD	2,188,563	Deutsche Bank AG	8/29/18	—	(73,729)
THB	283,000,000	USD	8,878,431	Citibank, N.A.	8/29/18	—	(367,458)
THB	368,000,000	USD	11,525,211	Citibank, N.A.	8/29/18	—	(457,939)
THB	290,000,000	USD	9,102,323	Deutsche Bank AG	8/29/18	—	(380,831)
THB	361,000,000	USD	11,305,982	Deutsche Bank AG	8/29/18	—	(449,228)
USD	14,334,141	KRW	15,387,700,000	BNP Paribas	8/29/18	518,926	—
USD	14,314,073	KRW	15,359,000,000	Deutsche Bank AG	8/29/18	524,625	—
USD	18,716,157	NZD	27,006,000	Goldman Sachs International	8/29/18	309,697	—
COP	3,304,465,000	USD	1,128,960	Standard Chartered Bank	8/30/18	12,995	—
SGD	40,243,000	USD	30,066,419	Standard Chartered Bank	8/30/18	—	(492,461)
USD	28,615,657	EUR	22,943,000	Deutsche Bank AG	8/30/18	1,733,157	—
USD	29,942,263	SGD	40,243,000	Standard Chartered Bank	8/30/18	368,305	—
COP	67,893,732,770	USD	23,431,428	Bank of America, N.A.	8/31/18	30,339	—
COP	66,181,196,000	USD	22,833,306	UBS AG	8/31/18	36,666	—
IDR	164,103,000,000	USD	11,638,511	BNP Paribas	8/31/18	—	(277,315)
IDR	161,273,000,000	USD	11,449,982	Standard Chartered Bank	8/31/18	—	(284,714)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
INR	1,600,404,091	USD	23,291,479	Barclays Bank PLC	8/31/18	$—	$(7,640)
INR	2,052,000,000	USD	30,017,554	Barclays Bank PLC	8/31/18	—	(163,570)
INR	2,735,000,000	USD	40,004,095	Barclays Bank PLC	8/31/18	—	(213,333)
INR	1,213,000,000	USD	17,742,997	Citibank, N.A.	8/31/18	—	(95,394)
INR	1,530,930,000	USD	22,276,173	Goldman Sachs International	8/31/18	—	(3,094)
INR	2,169,070,000	USD	31,561,586	Goldman Sachs International	8/31/18	—	(4,383)
USD	43,491,511	INR	2,997,000,000	BNP Paribas	8/31/18	—	(111,018)
USD	26,648,822	INR	1,835,704,092	Deutsche Bank AG	8/31/18	—	(58,332)
USD	25,040,446	INR	1,725,775,000	Standard Chartered Bank	8/31/18	—	(67,380)
USD	49,689,369	INR	3,423,200,000	Standard Chartered Bank	8/31/18	—	(113,827)
USD	19,143,029	INR	1,318,725,000	UBS AG	8/31/18	—	(42,738)
COP	3,003,000,000	USD	1,036,411	Credit Agricole Corporate and Investment Bank	9/4/18	1,164	—
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(478,426)
EUR	6,589,000	USD	7,747,511	Goldman Sachs International	9/7/18	—	(22,578)
EUR	55,883,000	USD	65,708,628	Goldman Sachs International	9/7/18	—	(191,492)
RSD	837,879,000	EUR	6,742,136	Deutsche Bank AG	9/7/18	397,248	—
RSD	419,192,000	EUR	3,371,066	Deutsche Bank AG	9/7/18	201,129	—
THB	349,000,000	USD	10,919,900	Goldman Sachs International	9/7/18	—	(421,762)
THB	347,000,000	USD	10,860,720	Goldman Sachs International	9/7/18	—	(422,743)
THB	263,980,000	USD	8,270,827	Standard Chartered Bank	9/7/18	—	(330,144)
THB	350,000,000	USD	10,961,478	Standard Chartered Bank	9/7/18	—	(433,260)
USD	80,154,213	EUR	67,961,338	Goldman Sachs International	9/7/18	476,453	—
USD	43,310,091	EUR	36,833,790	Goldman Sachs International	9/7/18	126,217	—
USD	6,170,334	EUR	5,231,717	Goldman Sachs International	9/7/18	36,678	—
USD	20,923,413	NZD	30,233,000	State Street Bank and Trust Company	9/7/18	317,807	—
AUD	555,993	USD	426,831	Standard Chartered Bank	9/10/18	—	(13,681)
AUD	27,507,237	USD	21,117,083	Standard Chartered Bank	9/10/18	—	(676,835)
COP	22,870,670,000	USD	8,050,218	Citibank, N.A.	9/10/18	—	(150,434)
COP	34,837,790,000	USD	12,278,933	Credit Agricole Corporate and Investment Bank	9/10/18	—	(245,573)
IDR	139,945,000,000	USD	9,976,830	Citibank, N.A.	9/10/18	—	(298,275)
IDR	116,394,000,000	USD	8,290,171	Deutsche Bank AG	9/10/18	—	(240,396)
USD	8,845,537	NZD	12,549,000	Standard Chartered Bank	9/10/18	292,639	—
USD	7,337,154	NZD	10,409,085	Standard Chartered Bank	9/10/18	242,737	—
EUR	4,642,163	HUF	1,500,530,000	Citibank, N.A.	9/11/18	—	(40,254)
ILS	229,130,000	USD	64,647,462	Goldman Sachs International	9/12/18	—	(2,084,857)
AUD	4,612,180	USD	3,500,437	BNP Paribas	9/13/18	—	(73,175)
AUD	66,149,956	USD	50,204,840	BNP Paribas	9/13/18	—	(1,049,507)
RSD	828,728,000	EUR	6,683,290	Deutsche Bank AG	9/13/18	369,844	—
USD	101,396,928	EUR	80,409,935	JPMorgan Chase Bank, N.A.	9/13/18	7,081,257	—
USD	53,667,952	NZD	76,432,000	BNP Paribas	9/13/18	1,574,952	—
COP	16,480,658,000	USD	5,750,845	Citibank, N.A.	9/14/18	—	(59,358)
COP	25,571,105,000	USD	8,924,096	Credit Agricole Corporate and Investment Bank	9/14/18	—	(93,282)
USD	6,088	EUR	5,182	Deutsche Bank AG	9/14/18	10	—
COP	41,318,127,000	USD	14,424,202	Credit Agricole Corporate and Investment Bank	9/17/18	—	(157,352)
RSD	412,359,000	EUR	3,341,645	Deutsche Bank AG	9/17/18	163,156	—
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(313,120)
RSD	411,858,000	EUR	3,341,647	Deutsche Bank AG	9/18/18	157,715	—
JPY	3,611,441,798	USD	32,862,658	Standard Chartered Bank	9/19/18	—	(460,804)
USD	42,224,905	EUR	33,997,508	JPMorgan Chase Bank, N.A.	9/20/18	2,326,691	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	68,804,119	NZD	97,873,538	Goldman Sachs International	9/20/18	$2,097,423	$—
USD	883,324	NZD	1,256,524	Goldman Sachs International	9/20/18	26,927	—
UAH	18,615,000	USD	641,897	Citibank, N.A.	9/21/18	34,946	—
USD	31,358,567	EUR	26,670,210	Standard Chartered Bank	9/21/18	57,005	—
USD	14,197,740	EUR	12,075,064	Standard Chartered Bank	9/21/18	25,809	—
USD	675,068	UAH	18,615,000	Standard Chartered Bank	9/21/18	—	(1,774)
COP	19,766,451,000	USD	6,731,296	Credit Agricole Corporate and Investment Bank	9/24/18	91,578	—
COP	16,425,365,000	USD	5,600,479	Credit Agricole Corporate and Investment Bank	9/24/18	69,137	—
RSD	423,389,000	EUR	3,431,029	Citibank, N.A.	9/24/18	164,094	—
EUR	9,420,000	USD	11,060,210	Goldman Sachs International	9/26/18	—	(177)
RSD	407,784,000	EUR	3,303,232	Deutsche Bank AG	9/26/18	158,674	—
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(139,501)
EUR	2,000,000	USD	2,413,200	Standard Chartered Bank	9/27/18	—	(64,818)
USD	35,450,889	EUR	28,408,438	Standard Chartered Bank	9/27/18	2,093,959	—
USD	14,069,900	NZD	20,000,000	Australia and New Zealand Banking Group Limited	9/27/18	438,699	—
USD	9,167,090	KZT	3,212,606,784	Deutsche Bank AG	10/1/18	32,512	—
USD	8,587,549	KZT	3,023,676,000	Deutsche Bank AG	10/1/18	—	(9,832)
USD	7,458,347	KZT	2,630,559,000	Deutsche Bank AG	10/1/18	—	(21,264)
ARS	163,807,000	USD	5,641,708	BNP Paribas	10/2/18	—	(15,512)
ARS	56,854,000	USD	1,955,762	Citibank, N.A.	10/2/18	—	(3,026)
ARS	56,835,000	USD	1,955,781	Citibank, N.A.	10/2/18	—	(3,698)
ARS	56,796,000	USD	1,955,785	Citibank, N.A.	10/2/18	—	(5,041)
ARS	56,756,000	USD	1,955,755	Citibank, N.A.	10/2/18	—	(6,385)
ARS	85,164,000	USD	2,933,655	Citibank, N.A.	10/2/18	—	(8,570)
AUD	9,065,179	USD	6,722,385	Standard Chartered Bank	10/2/18	14,038	—
USD	6,718,225	NZD	9,870,000	Standard Chartered Bank	10/2/18	—	(8,773)
USD	117,215,874	EUR	99,720,000	Standard Chartered Bank	10/4/18	62,422	—
ILS	243,880,000	USD	67,017,491	Goldman Sachs International	10/5/18	—	(317,675)
USD	4,056,132	EUR	3,245,165	JPMorgan Chase Bank, N.A.	10/5/18	243,335	—
USD	3,810,464	EUR	3,063,320	JPMorgan Chase Bank, N.A.	10/5/18	211,320	—
USD	3,424,542	EUR	2,752,051	JPMorgan Chase Bank, N.A.	10/5/18	191,113	—
USD	2,262,091	EUR	1,806,623	JPMorgan Chase Bank, N.A.	10/5/18	139,460	—
USD	1,349,115	EUR	1,084,332	JPMorgan Chase Bank, N.A.	10/5/18	75,116	—
USD	1,009,115	EUR	807,809	JPMorgan Chase Bank, N.A.	10/5/18	60,007	—
USD	832,133	EUR	665,679	JPMorgan Chase Bank, N.A.	10/5/18	50,015	—
USD	379,098	EUR	305,742	JPMorgan Chase Bank, N.A.	10/5/18	19,877	—
USD	219,924	EUR	175,595	JPMorgan Chase Bank, N.A.	10/5/18	13,615	—
USD	12,491,896	SGD	17,082,043	Deutsche Bank AG	10/5/18	—	(71,362)
AUD	30,310,000	USD	22,509,903	HSBC Bank USA, N.A.	10/10/18	15,005	—
RSD	203,975,000	EUR	1,651,619	Deutsche Bank AG	10/10/18	77,285	—
UGX	1,574,165,000	USD	399,230	Standard Chartered Bank	10/10/18	21,347	—
USD	21,861,856	NZD	32,000,000	HSBC Bank USA, N.A.	10/10/18	51,026	—
TWD	52,025,000	USD	1,753,750	Citibank, N.A.	10/11/18	—	(44,774)
TWD	314,975,000	USD	10,629,556	Société Générale	10/11/18	—	(282,897)
USD	3,482,500	TWD	100,000,000	Citibank, N.A.	10/11/18	197,586	—
USD	9,298,276	TWD	267,000,000	Goldman Sachs International	10/11/18	527,555	—
EUR	140,134,936	USD	167,004,409	JPMorgan Chase Bank, N.A.	10/12/18	—	(2,267,244)
TWD	75,000,000	USD	2,531,218	Deutsche Bank AG	10/12/18	—	(67,440)
TWD	260,700,000	USD	8,798,515	Deutsche Bank AG	10/12/18	—	(234,421)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	175,883,358	EUR	140,134,936	JPMorgan Chase Bank, N.A.	10/12/18	$11,146,193	$—
USD	7,339,823	NZD	10,750,476	HSBC Bank USA, N.A.	10/12/18	12,346	—
USD	152,090	NZD	222,762	HSBC Bank USA, N.A.	10/12/18	256	—
USD	174,410	NZD	256,000	HSBC Bank USA, N.A.	10/12/18	—	(78)
USD	8,426,876	NZD	12,369,000	HSBC Bank USA, N.A.	10/12/18	—	(3,779)
USD	6,969,855	TWD	200,000,000	Standard Chartered Bank	10/12/18	399,779	—
USD	4,722,464	TWD	135,700,000	Standard Chartered Bank	10/12/18	264,667	—
SEK	130,346,000	EUR	12,607,558	HSBC Bank USA, N.A.	10/16/18	83,470	—
TWD	239,310,000	USD	8,090,264	Citibank, N.A.	10/16/18	—	(227,656)
TWD	328,568,000	USD	11,023,922	Goldman Sachs International	10/16/18	—	(228,714)
TWD	239,310,000	USD	8,105,334	Goldman Sachs International	10/16/18	—	(242,727)
TWD	121,380,000	USD	4,111,371	Standard Chartered Bank	10/16/18	—	(123,392)
USD	33,851,200	NZD	50,000,000	HSBC Bank USA, N.A.	10/16/18	—	(229,287)
USD	7,904,409	NZD	11,672,000	Standard Chartered Bank	10/16/18	—	(51,340)
USD	6,996,540	TWD	202,200,000	Citibank, N.A.	10/16/18	353,193	—
USD	6,017,943	TWD	174,400,000	Citibank, N.A.	10/16/18	287,975	—
USD	4,649,879	TWD	134,800,000	Deutsche Bank AG	10/16/18	220,982	—
USD	6,999,482	TWD	202,600,000	Standard Chartered Bank	10/16/18	342,993	—
USD	4,659,993	TWD	135,000,000	Standard Chartered Bank	10/16/18	224,524	—
USD	2,749,888	TWD	79,568,000	Standard Chartered Bank	10/16/18	135,655	—
CNH	164,000,000	USD	24,381,179	Deutsche Bank AG	10/18/18	—	(316,262)
CNH	64,172,000	USD	9,556,515	Goldman Sachs International	10/18/18	—	(140,090)
CNH	163,000,000	USD	24,255,952	Goldman Sachs International	10/18/18	—	(337,773)
CNH	168,000,000	USD	25,013,028	JPMorgan Chase Bank, N.A.	10/18/18	—	(361,162)
CNH	164,000,000	USD	24,424,389	Standard Chartered Bank	10/18/18	—	(359,472)
RSD	333,628,000	EUR	2,712,423	Deutsche Bank AG	10/18/18	111,113	—
USD	30,392,389	CAD	40,000,000	HSBC Bank USA, N.A.	10/18/18	—	(398,235)
USD	157,320,281	EUR	129,747,616	Standard Chartered Bank	10/18/18	4,722,252	—
NOK	29,339,000	EUR	3,081,112	The Toronto-Dominion Bank	10/19/18	—	(16,212)
ARS	185,380,000	USD	6,267,072	BNP Paribas	10/22/18	—	(24,410)
NOK	230,200,000	EUR	24,112,287	Citibank, N.A.	10/22/18	—	(56,855)
USD	21,607,994	ARS	660,556,374	Goldman Sachs International	10/22/18	—	(636,210)
EUR	772,635	PLN	3,365,400	State Street Bank and Trust Company	10/23/18	—	(12,988)
PHP	106,800,000	USD	1,978,511	JPMorgan Chase Bank, N.A.	10/23/18	27,956	—
PHP	53,900,000	USD	998,518	JPMorgan Chase Bank, N.A.	10/23/18	14,109	—
TWD	344,000,000	USD	11,547,499	BNP Paribas	10/23/18	—	(242,290)
TWD	286,000,000	USD	9,597,315	Standard Chartered Bank	10/23/18	—	(198,217)
TWD	352,000,000	USD	11,812,081	Standard Chartered Bank	10/23/18	—	(243,960)
USD	18,037,975	TWD	513,000,000	Goldman Sachs International	10/23/18	1,178,753	—
USD	16,481,006	TWD	469,000,000	Standard Chartered Bank	10/23/18	1,067,800	—
USD	30,231,863	CAD	39,727,389	JPMorgan Chase Bank, N.A.	10/25/18	—	(353,114)
USD	87,332,476	EUR	72,337,013	JPMorgan Chase Bank, N.A.	10/25/18	2,209,133	—
USD	7,489,814	KZT	2,518,450,000	Citibank, N.A.	10/25/18	367,007	—
USD	116,236	NZD	171,000	State Street Bank and Trust Company	10/25/18	—	(325)
USD	5,605,148	NZD	8,246,000	State Street Bank and Trust Company	10/25/18	—	(15,669)
AUD	7,685,471	USD	5,705,133	Standard Chartered Bank	10/26/18	6,968	—
COP	78,879,409,000	USD	27,108,655	Citibank, N.A.	10/26/18	77,128	—
USD	2,709,267	NZD	3,978,748	Standard Chartered Bank	10/26/18	—	(2,828)
USD	2,799,472	NZD	4,111,221	Standard Chartered Bank	10/26/18	—	(2,922)
NOK	141,528,000	EUR	14,773,542	HSBC Bank USA, N.A.	10/30/18	19,137	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NOK	43,997,000	EUR	4,597,638	JPMorgan Chase Bank, N.A.	10/31/18	$—	$(120)
NOK	128,488,000	EUR	13,430,649	State Street Bank and Trust Company	10/31/18	—	(4,816)
TWD	156,000,000	USD	5,240,175	Goldman Sachs International	10/31/18	—	(111,850)
TWD	313,095,000	USD	10,665,815	Goldman Sachs International	10/31/18	—	(373,169)
TWD	158,000,000	USD	5,307,356	JPMorgan Chase Bank, N.A.	10/31/18	—	(113,284)
TWD	312,000,000	USD	10,626,703	Standard Chartered Bank	10/31/18	—	(370,053)
USD	11,198,332	TWD	328,895,000	Goldman Sachs International	10/31/18	386,278	—
USD	6,747,316	TWD	198,000,000	Goldman Sachs International	10/31/18	238,289	—
USD	14,046,686	TWD	412,200,000	Nomura International PLC	10/31/18	496,074	—
USD	64,201,568	EUR	52,935,994	Standard Chartered Bank	11/1/18	1,874,333	—
USD	21,334,996	NZD	31,226,000	Standard Chartered Bank	11/1/18	49,277	—
USD	10,342,957	NZD	15,138,000	Standard Chartered Bank	11/1/18	23,889	—
AUD	9,650,000	USD	7,166,148	State Street Bank and Trust Company	11/2/18	6,405	—
USD	6,719,605	NZD	9,854,000	State Street Bank and Trust Company	11/2/18	2,428	—
USD	3,256,833	NZD	4,776,000	State Street Bank and Trust Company	11/2/18	1,177	—
PHP	394,300,000	USD	7,383,619	BNP Paribas	11/5/18	17,550	—
PHP	484,700,000	USD	9,065,744	Citibank, N.A.	11/5/18	32,269	—
PHP	630,800,000	USD	11,795,571	UBS AG	11/5/18	44,797	—
JPY	3,813,558,202	USD	34,339,365	Standard Chartered Bank	11/8/18	582	—
USD	682,873	EUR	568,365	Deutsche Bank AG	11/8/18	13,285	—
USD	3,741,353	EUR	3,166,613	Deutsche Bank AG	11/8/18	10,779	—
USD	713,981	EUR	598,726	Deutsche Bank AG	11/8/18	8,624	—
USD	380,020	EUR	318,756	Deutsche Bank AG	11/8/18	4,494	—
USD	615,304	EUR	518,806	Deutsche Bank AG	11/8/18	4,101	—
USD	1,735,940	EUR	1,470,300	Deutsche Bank AG	11/8/18	3,784	—
USD	160,008	EUR	134,136	Deutsche Bank AG	11/8/18	1,983	—
USD	819,554	EUR	694,537	Deutsche Bank AG	11/8/18	1,322	—
USD	75,233,374	JPY	8,355,042,400	Standard Chartered Bank	11/8/18	—	(1,275)
THB	781,729,902	USD	23,560,274	Deutsche Bank AG	11/9/18	4,371	—
THB	128,608,259	USD	3,869,081	JPMorgan Chase Bank, N.A.	11/9/18	7,716	—
THB	89,661,839	USD	2,703,100	Standard Chartered Bank	11/9/18	—	(313)
USD	24,617,537	THB	781,729,902	Deutsche Bank AG	11/9/18	1,052,892	—
USD	4,049,971	THB	128,608,259	JPMorgan Chase Bank, N.A.	11/9/18	173,175	—
USD	22,442,027	THB	713,274,945	Standard Chartered Bank	11/9/18	940,904	—
EUR	6,410,100	USD	7,569,943	Deutsche Bank AG	11/15/18	—	(13,766)
USD	8,586,390	EUR	7,174,457	Deutsche Bank AG	11/15/18	129,195	—
USD	7,790,943	EUR	6,505,789	Deutsche Bank AG	11/15/18	121,968	—
USD	7,052,130	EUR	5,929,947	Deutsche Bank AG	11/15/18	61,954	—
USD	4,511,835	EUR	3,781,448	Deutsche Bank AG	11/15/18	54,292	—
USD	4,347,446	EUR	3,663,598	Deutsche Bank AG	11/15/18	28,824	—
USD	1,218,637	EUR	1,020,933	Deutsche Bank AG	11/15/18	15,169	—
USD	3,843,265	EUR	3,251,053	Deutsche Bank AG	11/15/18	10,948	—
USD	300,578	EUR	253,438	Deutsche Bank AG	11/15/18	1,827	—
USD	837,644	EUR	709,609	Deutsche Bank AG	11/15/18	1,162	—
USD	5,857,974	EUR	5,010,949	Deutsche Bank AG	11/15/18	—	(48,894)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	88,057,948	EUR	73,809,101	Standard Chartered Bank	11/29/18	$949,370	$—
USD	4,455,991	NZD	6,532,035	HSBC Bank USA, N.A.	12/3/18	2,222	—
USD	2,458,905	NZD	3,604,508	HSBC Bank USA, N.A.	12/3/18	1,226	—
USD	11,008,950	EUR	9,200,000	Standard Chartered Bank	12/6/18	144,796	—
USD	5,290,770	EUR	4,421,410	Standard Chartered Bank	12/6/18	69,587	—
USD	2,935,762	EUR	2,453,369	Standard Chartered Bank	12/6/18	38,613	—
USD	7,900,417	QAR	29,393,500	Standard Chartered Bank	12/6/18	—	(143,782)
USD	3,160,188	QAR	11,748,000	Standard Chartered Bank	12/10/18	—	(54,918)
USD	3,160,000	QAR	11,771,000	Standard Chartered Bank	12/10/18	—	(61,401)
USD	3,160,268	QAR	11,772,000	Standard Chartered Bank	12/10/18	—	(61,406)
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	188,731	—
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	188,731	—
USD	71,745,714	EUR	60,249,000	Goldman Sachs International	12/13/18	556,346	—
USD	5,523,023	EUR	4,638,000	Goldman Sachs International	12/13/18	42,828	—
USD	27,286,403	EUR	23,203,710	Goldman Sachs International	12/13/18	—	(130,773)
USD	1,969,693	QAR	7,279,000	Credit Agricole Corporate and Investment Bank	12/13/18	—	(22,371)
USD	3,013,773	QAR	11,160,000	Standard Chartered Bank	12/13/18	—	(40,415)
MAD	35,314,000	USD	3,561,674	Société Générale	12/14/18	137,969	—
USD	1,507,046	QAR	5,561,000	BNP Paribas	12/17/18	—	(14,848)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(666,019)
USD	3,500,136	QAR	12,915,500	BNP Paribas	12/19/18	—	(34,484)
MAD	98,765,000	USD	10,000,000	Credit Agricole Corporate and Investment Bank	12/20/18	343,649	—
USD	81,563,673	EUR	68,871,950	Deutsche Bank AG	12/20/18	137,308	—
USD	3,179,792	EUR	2,685,000	Deutsche Bank AG	12/20/18	5,353	—
USD	13,474,954	BHD	5,138,000	Credit Agricole Corporate and Investment Bank	12/27/18	—	(139,233)
USD	6,739,032	BHD	2,592,000	Credit Agricole Corporate and Investment Bank	12/31/18	—	(128,819)
USD	3,711,233	BHD	1,424,000	Standard Chartered Bank	12/31/18	—	(61,846)
UGX	4,057,180,000	USD	998,076	Standard Chartered Bank	1/7/19	68,355	—
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(19,213)
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(19,213)
USD	5,974,711	QAR	21,972,000	BNP Paribas	1/9/19	—	(38,425)
EUR	3,100,100	USD	3,662,303	Deutsche Bank AG	1/10/19	9,432	—
EUR	32,940,000	USD	39,254,598	Deutsche Bank AG	1/10/19	—	(240,705)
USD	1,493,695	QAR	5,508,000	BNP Paribas	1/10/19	—	(13,694)
USD	1,493,966	QAR	5,509,000	BNP Paribas	1/10/19	—	(13,697)
USD	2,987,263	QAR	11,023,000	BNP Paribas	1/10/19	—	(29,431)
USD	7,426,987	QAR	27,435,290	Standard Chartered Bank	1/10/19	—	(81,303)
UGX	4,108,992,000	USD	1,048,747	Citibank, N.A.	1/14/19	29,931	—
USD	70,645,775	KRW	78,000,000,000	Bank of America, N.A.	1/14/19	239,249	—
USD	5,031,322	KRW	5,582,000,000	Deutsche Bank AG	1/14/19	—	(7,258)
USD	7,184,641	KRW	7,971,000,000	Deutsche Bank AG	1/14/19	—	(10,364)
USD	8,181,531	KRW	9,077,000,000	Deutsche Bank AG	1/14/19	—	(11,802)
USD	6,820,684	KRW	7,558,000,000	Goldman Sachs International	1/14/19	—	(1,528)
USD	9,739,193	KRW	10,792,000,000	Goldman Sachs International	1/14/19	—	(2,181)
USD	11,091,057	KRW	12,290,000,000	Goldman Sachs International	1/14/19	—	(2,484)
USD	5,658,213	KRW	6,307,210,150	JPMorgan Chase Bank, N.A.	1/14/19	—	(34,976)
USD	8,079,358	KRW	9,006,060,000	JPMorgan Chase Bank, N.A.	1/14/19	—	(49,942)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,199,631	KRW	10,254,828,159	JPMorgan Chase Bank, N.A.	1/14/19	$—	$(56,867)
USD	50,307,274	KRW	55,730,398,000	Nomura International PLC	1/14/19	2,355	—
MAD	97,450,000	USD	10,000,000	Société Générale	1/16/19	190,908	—
USD	1,883,519	QAR	6,937,000	BNP Paribas	1/16/19	—	(14,949)
USD	23,029,553	EUR	19,423,240	Standard Chartered Bank	1/17/19	11,141	—
MAD	18,390,000	USD	1,915,625	BNP Paribas	1/22/19	6,894	—
MAD	16,957,000	USD	1,778,395	BNP Paribas	1/22/19	—	(5,684)
EUR	11,725,251	RON	56,674,000	Citibank, N.A.	1/23/19	—	(338,028)
EUR	11,824,855	RON	57,185,000	Deutsche Bank AG	1/23/19	—	(348,328)
EUR	7,183,292	RON	34,652,200	JPMorgan Chase Bank, N.A.	1/23/19	—	(189,941)
USD	10,313,076	MYR	42,000,000	Deutsche Bank AG	1/24/19	—	(10,490)
USD	6,966,761	MYR	28,400,000	JPMorgan Chase Bank, N.A.	1/24/19	—	(13,936)
USD	10,287,058	MYR	42,000,000	JPMorgan Chase Bank, N.A.	1/25/19	—	(36,130)
USD	10,475,324	MYR	42,600,000	Standard Chartered Bank	1/25/19	4,662	—
USD	10,478,528	MYR	42,700,000	Standard Chartered Bank	1/25/19	—	(16,713)
EUR	6,872,715	RON	33,336,104	BNP Paribas	1/28/19	—	(222,698)
EUR	9,759,405	RON	47,216,000	Deutsche Bank AG	1/28/19	—	(285,587)
TRY	65,656,459	USD	15,752,509	Deutsche Bank AG	1/28/19	—	(3,444,467)
TRY	65,656,000	USD	15,748,621	Standard Chartered Bank	1/28/19	—	(3,440,665)
USD	3,978,102	KZT	1,362,500,000	Deutsche Bank AG	1/28/19	188,444	—
USD	1,482,365	KZT	507,710,000	Deutsche Bank AG	1/28/19	70,220	—
USD	15,744,954	TRY	65,656,459	Deutsche Bank AG	1/28/19	3,436,912	—
USD	15,763,746	TRY	65,656,000	Standard Chartered Bank	1/28/19	3,455,789	—
USD	27,915,525	KRW	30,963,900,000	JPMorgan Chase Bank, N.A.	1/30/19	—	(51,168)
EUR	2,174,904	RON	10,500,000	BNP Paribas	2/1/19	—	(56,858)
EUR	10,942,579	RON	52,921,594	BNP Paribas	2/1/19	—	(309,432)
EUR	23,011,113	RON	111,299,000	Citibank, N.A.	2/1/19	—	(653,306)
EUR	4,687,816	RON	22,682,000	Deutsche Bank AG	2/1/19	—	(135,152)
UGX	2,576,770,000	USD	629,248	Citibank, N.A.	2/11/19	43,747	—
EUR	808,310	RON	3,900,500	Deutsche Bank AG	2/14/19	—	(19,184)
EUR	1,346,600	RON	6,496,000	Deutsche Bank AG	2/14/19	—	(31,452)
EUR	1,078,112	RON	5,202,000	Standard Chartered Bank	2/14/19	—	(25,479)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(1,473,508)
EUR	8,366,162	RON	40,350,000	JPMorgan Chase Bank, N.A.	2/19/19	—	(187,386)
EUR	10,788,808	RON	52,056,000	BNP Paribas	2/20/19	—	(245,539)
EUR	7,548,995	RON	36,439,000	Deutsche Bank AG	2/20/19	—	(175,596)
EUR	7,553,599	RON	36,465,000	Citibank, N.A.	2/22/19	—	(174,512)
EUR	2,722,112	RON	13,043,000	Deutsche Bank AG	2/22/19	—	(38,289)
EUR	6,741,795	RON	32,559,500	Deutsche Bank AG	2/22/19	—	(159,142)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,205,897)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,215,157)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(715,277)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(198,305)
TWD	386,780,000	USD	13,360,276	Goldman Sachs International	4/24/19	—	(457,339)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(192,542)
USD	13,720,468	TWD	386,780,000	JPMorgan Chase Bank, N.A.	4/24/19	817,531	—
TWD	302,000,000	USD	10,392,292	Citibank, N.A.	4/30/19	—	(313,036)
TWD	300,985,000	USD	10,359,146	Deutsche Bank AG	4/30/19	—	(313,766)
USD	9,469,166	TWD	274,085,000	Bank of America, N.A.	4/30/19	321,574	—
USD	11,360,967	TWD	328,900,000	Standard Chartered Bank	4/30/19	383,924	—
USD	1,423,819	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/19	—	(16,414)
USD	689,338	GHS	3,669,000	ICBC Standard Bank plc	5/23/19	—	(12,083)
USD	569,533	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/23/19	—	(12,977)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,378,605	GHS	7,410,000	ICBC Standard Bank plc	5/24/19	$—	$(37,703)
USD	1,723,277	GHS	9,254,000	ICBC Standard Bank plc	5/28/19	—	(43,993)
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(607,949)
USD	280,917	GHS	1,531,000	JPMorgan Chase Bank, N.A.	5/31/19	—	(11,279)
USD	561,738	GHS	3,039,000	Standard Chartered Bank	6/3/19	—	(17,900)
USD	702,186	GHS	3,855,000	Standard Chartered Bank	6/4/19	—	(32,935)
USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(65,261)
USD	847,965	GHS	4,791,000	JPMorgan Chase Bank, N.A.	6/6/19	—	(65,261)
USD	544,602	GHS	3,077,000	Standard Chartered Bank	6/6/19	—	(41,914)
USD	847,943	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/7/19	—	(55,372)
USD	1,413,417	GHS	7,901,000	JPMorgan Chase Bank, N.A.	6/10/19	—	(91,351)
USD	1,413,309	GHS	7,752,000	JPMorgan Chase Bank, N.A.	6/17/19	—	(60,916)
USD	13,810,198	BHD	5,267,900	BNP Paribas	6/19/19	—	(112,434)
USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/19/19	—	(40,804)
USD	6,706,021	BHD	2,556,000	Standard Chartered Bank	6/20/19	—	(49,104)
USD	827,355	GHS	4,567,000	Standard Chartered Bank	6/20/19	—	(40,622)
USD	13,412,844	BHD	5,117,000	Standard Chartered Bank	6/24/19	—	(109,223)
USD	565,319	GHS	3,146,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(32,091)
USD	565,381	GHS	3,152,000	JPMorgan Chase Bank, N.A.	6/24/19	—	(33,168)
USD	14,777,487	BHD	5,645,000	BNP Paribas	6/25/19	—	(139,475)
USD	3,701,348	BHD	1,414,100	Standard Chartered Bank	6/25/19	—	(35,424)
USD	1,033,898	GHS	5,795,000	ICBC Standard Bank plc	6/27/19	—	(65,853)
CNH	60,846,000	USD	8,821,457	Deutsche Bank AG	6/28/19	76,062	—
CNH	9,200,000	USD	1,352,593	Standard Chartered Bank	6/28/19	—	(7,276)
CNH	133,310,000	USD	19,601,702	Standard Chartered Bank	6/28/19	—	(107,763)
USD	15,655,577	CNH	104,000,000	Deutsche Bank AG	6/28/19	447,644	—
USD	23,626,680	CNH	157,000,000	Standard Chartered Bank	6/28/19	668,550	—
USD	15,400,040	CNH	102,300,000	Standard Chartered Bank	6/28/19	440,697	—
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(1,103,600)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(1,008,794)
USD	1,405,810	GHS	7,985,000	JPMorgan Chase Bank, N.A.	7/9/19	—	(105,759)
USD	1,405,714	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/12/19	—	(83,532)
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(491,059)
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(92,774)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(103,197)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(1,282,598)
USD	24,217,366	CNH	164,000,000	Deutsche Bank AG	7/18/19	242,864	—
USD	24,093,892	CNH	163,000,000	Goldman Sachs International	7/18/19	265,577	—
USD	9,491,215	CNH	64,172,000	Goldman Sachs International	7/18/19	110,168	—
USD	24,844,721	CNH	168,000,000	JPMorgan Chase Bank, N.A.	7/18/19	285,475	—
USD	24,255,690	CNH	164,000,000	Standard Chartered Bank	7/18/19	281,189	—
OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	809,838	—
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(2,996,953)
OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	641,236	—
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(526,599)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(580,984)
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(121,247)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(137,009)
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(71,998)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(122,626)
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(110,354)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	$—	$(132,260)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(72,442)
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(47,510)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(104,522)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(119,382)
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(50,653)
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(37,342)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(128,437)
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(38,165)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(52,336)
TRY	56,075,000	USD	12,210,125	Goldman Sachs International	2/3/20	—	(3,333,424)
TRY	75,000,000	USD	16,383,058	Goldman Sachs International	2/3/20	—	(4,510,519)
TRY	105,714,000	USD	23,012,321	Goldman Sachs International	2/3/20	—	(6,277,740)
TRY	22,380,694	USD	4,837,709	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,294,834)
TRY	24,435,900	USD	5,260,689	JPMorgan Chase Bank, N.A.	2/3/20	—	(1,392,473)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(77,193)
USD	47,022,367	TRY	238,615,000	Goldman Sachs International	2/3/20	9,249,489	—
USD	9,296,901	TRY	46,954,000	JPMorgan Chase Bank, N.A.	2/3/20	1,864,059	—
TRY	65,656,459	USD	14,248,363	Deutsche Bank AG	2/10/20	—	(3,885,593)
TRY	56,075,000	USD	12,196,846	Standard Chartered Bank	2/10/20	—	(3,346,348)
TRY	65,656,000	USD	14,263,741	Standard Chartered Bank	2/10/20	—	(3,901,043)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(105,728)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(135,746)
USD	13,012,119	TRY	66,030,000	Deutsche Bank AG	2/10/20	2,590,392	—
USD	24,106,664	TRY	122,269,000	Standard Chartered Bank	2/10/20	4,808,554	—
TRY	80,401,306	USD	17,459,567	Goldman Sachs International	2/14/20	—	(4,790,940)
TRY	83,851,541	USD	18,214,737	Standard Chartered Bank	2/14/20	—	(5,002,465)
USD	16,049,767	TRY	80,401,306	Goldman Sachs International	2/14/20	3,381,140	—
USD	16,600,142	TRY	84,595,000	Standard Chartered Bank	2/14/20	3,270,725	—
USD	7,349,695	BHD	2,830,000	Bank of America, N.A.	2/18/20	—	(70,559)
USD	3,505,583	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/12/20	—	(31,354)
USD	4,750,977	OMR	1,884,000	Standard Chartered Bank	3/12/20	—	(65,120)
USD	3,787,879	OMR	1,500,000	Credit Agricole Corporate and Investment Bank	4/6/20	—	(43,258)
USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(4,146)
USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(29,496)

						$117,068,682	$(95,495,956)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
Euro Stoxx 50 Index	275	Short	Sep-18	$(11,322,189)	$(147,589)
Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	150	Short	Sep-18	(14,469,141)	1,172
10-Year USD Deliverable Interest Rate Swap	1,468	Short	Sep-18	(139,460,000)	(183,500)

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
CME 90-Day Eurodollar	6,138	Long	Dec-18	$1,493,375,400	$(3,038,674)
CME 90-Day Eurodollar	6,138	Short	Dec-19	(1,487,544,300)	4,374,773
Japan 10-Year Bond	75	Short	Sep-18	(101,075,437)	(53,660)
U.S. 2-Year Treasury Note	503	Short	Sep-18	(106,321,625)	251,500
U.S. 5-Year Treasury Note	898	Short	Sep-18	(101,586,250)	729,625

					$1,933,647

CME: Chicago Mercantile Exchange

Euro Stoxx 50 Index: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within Eurozone nations.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$331,221
LCH.Clearnet	EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	291,454
LCH.Clearnet	EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	244,797
LCH.Clearnet	EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	176,432
LCH.Clearnet	EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(541,938)
LCH.Clearnet	EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(530,209)
LCH.Clearnet	EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(442,771)
LCH.Clearnet	EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(239,741)
LCH.Clearnet	EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(31,344)
LCH.Clearnet	USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	289,527
LCH.Clearnet	USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	496,723

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	$473,152
LCH.Clearnet	USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	467,924
LCH.Clearnet	USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	318,433

								$1,303,660

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	24,814	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.26% (pays upon termination)	1/2/20	$(46,170)
CME Group, Inc.	BRL	34,974	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.86% (pays upon termination)	1/2/20	(155,879)
CME Group, Inc.	BRL	73,029	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.34% (pays upon termination)	1/2/20	(162,507)
CME Group, Inc.	BRL	78,160	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.33% (pays upon termination)	1/2/20	(171,677)
CME Group, Inc.	BRL	78,861	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.95% (pays upon termination)	1/2/20	(371,496)
CME Group, Inc.	BRL	79,404	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/20	(88,457)
CME Group, Inc.	BRL	84,273	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.73% (pays upon termination)	1/2/20	(7,781)
CME Group, Inc.	BRL	89,323	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.75% (pays upon termination)	1/2/20	(353,528)
CME Group, Inc.	BRL	90,349	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.01% (pays upon termination)	1/2/20	(452,751)
CME Group, Inc.	BRL	143,602	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.59% (pays upon termination)	1/2/20	(491,909)
CME Group, Inc.	BRL	146,733	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.52% (pays upon termination)	1/2/20	(431,087)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	149,243	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.80% (pays upon termination)	1/2/20	$(618,398)
CME Group, Inc.	BRL	159,338	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.37% (pays upon termination)	1/2/20	(366,347)
CME Group, Inc.	BRL	159,400	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.61% (pays upon termination)	1/2/20	62,818
CME Group, Inc.	BRL	184,976	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.44% (pays upon termination)	1/2/20	(498,387)
CME Group, Inc.	BRL	8,412	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	90,902
CME Group, Inc.	BRL	11,664	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.16% (pays upon termination)	1/2/23	144,197
CME Group, Inc.	BRL	29,884	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.06% (pays upon termination)	1/2/23	330,314
CME Group, Inc.	BRL	30,214	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.24% (pays upon termination)	1/2/23	400,523
CME Group, Inc.	BRL	38,634	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	(253,452)
CME Group, Inc.	BRL	39,705	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	(268,002)
CME Group, Inc.	BRL	43,940	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.36% (pays upon termination)	1/2/23	(273,025)
CME Group, Inc.	BRL	49,989	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.09% (pays upon termination)	1/2/23	568,935
CME Group, Inc.	BRL	58,320	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.72% (pays upon termination)	1/2/23	402,239
CME Group, Inc.	BRL	81,009	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	(567,252)
CME Group, Inc.	BRL	84,581	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(627,696)
CME Group, Inc.	BRL	118,158	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	(862,523)
CME Group, Inc.	MXN	2,288,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	12/12/19	(856,060)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	2,250,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly)	12/13/19	$(819,171)
CME Group, Inc.	MXN	2,675,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly)	12/16/19	(594,287)
CME Group, Inc.	MXN	568,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/2/27	884,838
CME Group, Inc.	MXN	572,100	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/3/27	890,211
CME Group, Inc.	MXN	745,680	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly)	12/6/27	819,316
LCH.Clearnet	CAD	25,220	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.51% (pays semi-annually)	2/5/23	172,221
LCH.Clearnet	CAD	30,777	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.46% (pays semi-annually)	2/6/23	152,910
LCH.Clearnet	CAD	12,000	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.42% (pays semi-annually)	3/6/23	30,453
LCH.Clearnet	CAD	17,582	Pays	3-month Canadian Bankers Acceptances (pays quarterly)	2.39% (pays semi-annually)	3/14/23	12,265
LCH.Clearnet	CZK	1,946,120	Pays	6-month CZK PRIBOR (pays semi-annually)	2.03% (pays annually)	7/27/22	(198,938)
LCH.Clearnet	CZK	1,732,850	Pays	6-month CZK PRIBOR (pays semi-annually)	2.06% (pays annually)	7/30/22	(87,848)
LCH.Clearnet	CZK	1,728,656	Pays	6-month CZK PRIBOR (pays semi-annually)	2.07% (pays annually)	7/31/22	(54,126)
LCH.Clearnet	CZK	826,440	Receives	6-month CZK PRIBOR (pays semi-annually)	2.12% (pays annually)	7/27/28	269,752
LCH.Clearnet	CZK	677,140	Receives	6-month CZK PRIBOR (pays semi-annually)	2.15% (pays annually)	7/30/28	142,161
LCH.Clearnet	CZK	677,020	Receives	6-month CZK PRIBOR (pays semi-annually)	2.16% (pays annually)	7/31/28	128,801
LCH.Clearnet(1)	EUR	180,382	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09%) (pays annually)	3/25/20	(235,049)
LCH.Clearnet(1)	EUR	180,382	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09%) (pays annually)	3/25/20	(238,224)
LCH.Clearnet(1)	EUR	58,367	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11%) (pays annually)	3/26/20	(62,860)
LCH.Clearnet(1)	EUR	58,367	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11%) (pays annually)	3/27/20	(59,933)
LCH.Clearnet(1)	EUR	58,368	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.10%) (pays annually)	3/27/20	(64,385)
LCH.Clearnet(1)	EUR	114,975	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11%) (pays annually)	3/29/20	(111,249)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	173,929	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.12%) (pays annually)	4/3/20	$(147,114)
LCH.Clearnet(1)	EUR	59,541	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11%) (pays annually)	4/5/20	(55,911)
LCH.Clearnet(1)	EUR	59,541	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.11%) (pays annually)	4/6/20	(54,669)
LCH.Clearnet(1)	EUR	354,268	Receives	3-month Euro Interbank Offered Rate (pays quarterly)	(0.09%) (pays annually)	4/15/20	(383,475)
LCH.Clearnet	EUR	127,902	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(2)	9/20/22	(1,179,221)
LCH.Clearnet	EUR	135,560	Pays	6-month Euro Interbank Offered Rate (pays semi-annually)	0.47% (pays annually)	2/27/23	1,980,199
LCH.Clearnet	EUR	32,790	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(2)	3/21/23	(389,239)
LCH.Clearnet	EUR	650	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.45% (pays annually)	5/16/23	(6,620)
LCH.Clearnet	EUR	9,529	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.43% (pays annually)	5/22/23	(32,894)
LCH.Clearnet	EUR	871	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.95% (pays annually)	4/12/28	(6,835)
LCH.Clearnet	EUR	28,200	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.64% (pays annually)	2/27/48	(1,189,905)
LCH.Clearnet	EUR	1,595	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.47% (pays annually)	4/5/48	11,126
LCH.Clearnet	EUR	4,466	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.36% (pays annually)	4/5/48	16,743
LCH.Clearnet	EUR	9,793	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.60% (pays annually)	5/18/48	(262,137)
LCH.Clearnet	EUR	400	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.59% (pays annually)	5/24/48	(9,768)
LCH.Clearnet	EUR	4,778	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.54% (pays annually)	5/29/48	(43,196)
LCH.Clearnet	EUR	950	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.46% (pays annually)	5/31/48	12,851

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	945	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.50% (pays annually)	6/4/48	$2,386
LCH.Clearnet	HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(45,195)
LCH.Clearnet	HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(221,603)
LCH.Clearnet	HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(182,946)
LCH.Clearnet	HUF	3,930,924	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	2/6/23	199,532
LCH.Clearnet	HUF	3,816,789	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	2/7/23	186,400
LCH.Clearnet	HUF	4,931,197	Receives	6-month HUF BUBOR (pays semi-annually)	1.32% (pays annually)	2/9/23	200,007
LCH.Clearnet	HUF	4,258,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.19% (pays annually)	3/12/23	304,368
LCH.Clearnet	HUF	2,129,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.15% (pays annually)	3/13/23	169,698
LCH.Clearnet	HUF	2,732,961	Receives	6-month HUF BUBOR (pays semi-annually)	1.82% (pays annually)	6/15/23	(32,132)
LCH.Clearnet	HUF	558,039	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	6/18/23	(12,311)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	486,460
LCH.Clearnet	HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	151,827
LCH.Clearnet	HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	76,849
LCH.Clearnet	HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	80,290
LCH.Clearnet	HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	228,509
LCH.Clearnet	HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	24,984
LCH.Clearnet	HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	106,602
LCH.Clearnet	HUF	2,523,435	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	151,908
LCH.Clearnet	HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	64,194
LCH.Clearnet	HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	170,164
LCH.Clearnet	HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	93,012
LCH.Clearnet	HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	27,836
LCH.Clearnet	HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	39,612
LCH.Clearnet	HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	50,719
LCH.Clearnet	HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	118,132

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	695,350	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	2/7/28	$102,448
LCH.Clearnet	HUF	1,030,149	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	2/7/28	121,227
LCH.Clearnet	HUF	2,083,417	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	2/7/28	288,663
LCH.Clearnet	HUF	1,050,752	Receives	6-month HUF BUBOR (pays semi-annually)	2.20% (pays annually)	2/8/28	118,874
LCH.Clearnet	HUF	2,013,812	Receives	6-month HUF BUBOR (pays semi-annually)	2.23% (pays annually)	2/9/28	205,402
LCH.Clearnet	HUF	1,164,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.82% (pays annually)	6/15/28	(46,594)
LCH.Clearnet	HUF	2,735,497	Receives	6-month HUF BUBOR (pays semi-annually)	2.97% (pays annually)	6/18/28	(244,577)
LCH.Clearnet	JPY	1,425,700	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	205,811
LCH.Clearnet	JPY	1,425,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	215,898
LCH.Clearnet	JPY	1,814,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	102,588
LCH.Clearnet	JPY	1,940,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	91,154
LCH.Clearnet	JPY	2,055,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	(58,737)
LCH.Clearnet	JPY	1,402,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(97,810)
LCH.Clearnet	JPY	2,841,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(155,839)
LCH.Clearnet	JPY	3,122,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(165,741)
LCH.Clearnet	NZD	32,240	Receives	3-month NZD Bank Bill (pays quarterly)	2.76% (pays semi-annually)	2/9/23	(432,954)
LCH.Clearnet	NZD	44,340	Receives	3-month NZD Bank Bill (pays quarterly)	2.75% (pays semi-annually)	2/9/23	(591,839)
LCH.Clearnet	NZD	80,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/13/23	$(1,042,173)
LCH.Clearnet	NZD	91,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/16/23	(1,131,018)
LCH.Clearnet	NZD	35,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.73% (pays semi-annually)	2/20/23	(445,973)
LCH.Clearnet	NZD	35,680	Receives	3-month NZD Bank Bill (pays quarterly)	2.74% (pays semi-annually)	2/22/23	(452,744)
LCH.Clearnet	NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(883,292)
LCH.Clearnet	NZD	22,435	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(550,215)
LCH.Clearnet	NZD	23,592	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(591,467)
LCH.Clearnet	NZD	21,377	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(419,613)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	$(1,017,672)
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(252,286)
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(257,832)
LCH.Clearnet	NZD	58,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	(445,717)
LCH.Clearnet	NZD	37,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	(393,605)
LCH.Clearnet	PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	209,920
LCH.Clearnet	PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	544,708
LCH.Clearnet	PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	537,872
LCH.Clearnet	PLN	56,176	Pays	6-month PLN WIBOR (pays semi-annually)	2.73% (pays annually)	2/6/23	289,428
LCH.Clearnet	PLN	55,640	Pays	6-month PLN WIBOR (pays semi-annually)	2.69% (pays annually)	2/7/23	253,344
LCH.Clearnet	PLN	68,374	Pays	6-month PLN WIBOR (pays semi-annually)	2.63% (pays annually)	2/9/23	256,444
LCH.Clearnet	PLN	60,280	Pays	6-month PLN WIBOR (pays semi-annually)	2.45% (pays annually)	3/12/23	67,655
LCH.Clearnet	PLN	20,260	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	6/15/23	16,890
LCH.Clearnet	PLN	8,210	Pays	6-month PLN WIBOR (pays semi-annually)	2.53% (pays annually)	6/18/23	8,528
LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(539,938)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(263,428)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(85,089)
LCH.Clearnet	PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(293,505)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(29,784)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(37,170)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(60,369)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(53,546)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(67,179)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(47,642)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(128,787)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(54,861)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	$(14,915)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(23,657)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(39,355)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(92,969)
LCH.Clearnet	PLN	9,965	Pays	6-month PLN WIBOR (pays semi-annually)	3.14% (pays annually)	2/7/28	31,336
LCH.Clearnet	PLN	15,012	Pays	6-month PLN WIBOR (pays semi-annually)	3.12% (pays annually)	2/7/28	99,934
LCH.Clearnet	PLN	30,357	Pays	6-month PLN WIBOR (pays semi-annually)	3.17% (pays annually)	2/7/28	239,096
LCH.Clearnet	PLN	15,012	Pays	6-month PLN WIBOR (pays semi-annually)	3.10% (pays annually)	2/8/28	92,438
LCH.Clearnet	PLN	28,914	Pays	6-month PLN WIBOR (pays semi-annually)	3.08% (pays annually)	2/9/28	163,568
LCH.Clearnet	PLN	25,846	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/15/28	68,068
LCH.Clearnet	PLN	6,154	Pays	6-month PLN WIBOR (pays semi-annually)	3.03% (pays annually)	6/18/28	15,947
LCH.Clearnet	SGD	21,470	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.27% (pays semi-annually)	6/4/23	49,119
LCH.Clearnet	USD	3,354	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)(2)	9/20/19	26,932
LCH.Clearnet	USD	2,100	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually)	1/30/20	15,617
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)	7/31/20	(179,842)
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(341,274)
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(426,687)
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(407,914)
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(498,849)
LCH.Clearnet	USD	22,156	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(468,153)
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(495,620)
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(831,721)
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(278,039)
LCH.Clearnet	USD	23,669	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(578,548)
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(621,841)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	$(37,337)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(339,715)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(340,437)
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(395,100)
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(795,335)
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(378,290)
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(472,089)
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(393,733)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(367,463)
LCH.Clearnet	USD	25,617	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	1,015,443
LCH.Clearnet	USD	39,231	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	1,509,866
LCH.Clearnet	USD	475	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.73% (pays semi-annually)	4/5/23	1,581
LCH.Clearnet	USD	2,840	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	4/10/23	3,397
LCH.Clearnet	USD	208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	562
LCH.Clearnet	USD	1,751	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	4/12/23	4,728
LCH.Clearnet	USD	3,370	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.99% (pays semi-annually)	6/22/23	3,452
LCH.Clearnet	USD	6,900	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	6/27/23	23,896
LCH.Clearnet	USD	5,210	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(482,188)
LCH.Clearnet	USD	7,105	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(657,825)
LCH.Clearnet	USD	10,016	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(926,740)
LCH.Clearnet	USD	10,016	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(929,594)
LCH.Clearnet	USD	2,531	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(226,615)
LCH.Clearnet	USD	5,063	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(478,725)
LCH.Clearnet	USD	3,810	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	(351,547)
LCH.Clearnet	USD	83,779	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	5,153,398
LCH.Clearnet	USD	800	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.82% (pays semi-annually)	4/12/28	7,192

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.80% (pays semi-annually)	4/13/28	$10,219
LCH.Clearnet	USD	848		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	4/18/28	2,821
LCH.Clearnet	USD	6,300		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/10/28	(33,910)
LCH.Clearnet	USD	15,626		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	5/29/28	4,202
LCH.Clearnet	USD	2,559		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.89% (pays semi-annually)	6/5/28	26,518
LCH.Clearnet	USD	3,191		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.94% (pays semi-annually)	6/5/28	20,139
LCH.Clearnet	USD	2,258		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.96% (pays semi-annually)	6/7/28	9,470
LCH.Clearnet	USD	2,000		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	6/14/28	(1,228)
LCH.Clearnet	USD	600		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.94% (pays semi-annually)	6/27/28	3,880
LCH.Clearnet(1)	USD	18,629		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.99% (pays semi-annually)	7/3/38	142,291
LCH.Clearnet(1)	USD	2,895		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.98% (pays semi-annually)	7/5/38	24,478
LCH.Clearnet(1)	USD	2,895		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	7/5/38	18,983
LCH.Clearnet(1)	USD	3,763		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.01% (pays semi-annually)	7/5/38	24,793
LCH.Clearnet(1)	USD	4,052		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.98% (pays semi-annually)	7/6/38	33,736
LCH.Clearnet(1)	USD	6,233		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.97% (pays semi-annually)	7/7/38	57,398
LCH.Clearnet(1)	USD	0	(3)	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(2)	6/15/46	28
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)(2)	9/21/46	2,013,347
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)(2)	9/21/46	(2,173,880)
LCH.Clearnet	USD	4,643		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.92% (pays semi-annually)	4/16/48	75,898
LCH.Clearnet	USD	4,900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.91% (pays semi-annually)	4/17/48	92,225
LCH.Clearnet	USD	1,325		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/17/48	(22,380)
LCH.Clearnet	USD	3,102		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(49,566)
LCH.Clearnet	USD	3,420		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(56,469)
LCH.Clearnet	USD	1,344		Receives	3-month USD-LIBOR-BBA (pays quarterly)	3.02% (pays semi-annually)	5/29/48	4,254
LCH.Clearnet	USD	2,000		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.97% (pays semi-annually)	6/22/48	26,297

								$(16,043,506)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2018.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$298,833
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	125,334
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	135,867
Citibank, N.A.	MYR	61,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(1,033)
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(688,630)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	111,471
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	(392)
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	(26,795)
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	(24,886)
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	(75,400)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(546,812)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(1,070,355)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	152,217
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	70,361

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	$68,477
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	112,380
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	496,294
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	31,644
JPMorgan Chase Bank, N.A.	MYR	35,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.92% (pays quarterly)	7/19/23	16,117
Standard Chartered Bank	MYR	34,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.93% (pays quarterly)	7/19/23	19,418
Standard Chartered Bank	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	(243)

							$(796,133)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Turkey	ICE Clear Credit	$2,160	1.00% (pays quarterly)(1)	6/20/20	2.56%	$(58,174)	$50,924	$(7,250)

Total		$2,160				$(58,174)	$50,924	$(7,250)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Chile	ICE Clear Credit	$40,475	1.00% (pays quarterly)(1)	6/20/23	$(998,100)	$894,819	$(103,281)
Chile	ICE Clear Credit	9,966	1.00% (pays quarterly)(1)	6/20/23	(245,758)	210,358	(35,400)
Chile	ICE Clear Credit	3,691	1.00% (pays quarterly)(1)	6/20/23	(91,016)	80,472	(10,544)
Colombia	ICE Clear Credit	56,263	1.00% (pays quarterly)(1)	6/20/23	79,968	(200,191)	(120,223)
Colombia	ICE Clear Credit	30,007	1.00% (pays quarterly)(1)	6/20/23	42,650	(128,593)	(85,943)
France	ICE Clear Credit	15,573	0.25% (pays quarterly)(1)	12/20/24	81,499	(18,119)	63,380
France	ICE Clear Credit	139,667	0.25% (pays quarterly)(1)	6/20/28	2,860,566	(1,718,812)	1,141,754

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Malaysia	ICE Clear Credit	$350,000	1.00% (pays quarterly)(1)	6/20/23	$(3,065,533)	$4,064,519	$998,986
Markit CDX Emerging Markets Index (CDX.EM.29.V1)	ICE Clear Credit	3,000	1.00% (pays quarterly)(1)	6/20/23	86,584	(56,853)	29,731
Mexico	ICE Clear Credit	117,903	1.00% (pays quarterly)(1)	6/20/23	621,978	(2,078,497)	(1,456,519)
Mexico	ICE Clear Credit	43,350	1.00% (pays quarterly)(1)	6/20/23	228,686	(389,384)	(160,698)
Qatar	ICE Clear Credit	119,079	1.00% (pays quarterly)(1)	12/20/22	(1,354,122)	5,568	(1,348,554)
Russia	ICE Clear Credit	6,200	1.00% (pays quarterly)(1)	6/20/23	79,641	(49,467)	30,174
Russia	ICE Clear Credit	58,591	1.00% (pays quarterly)(1)	6/20/23	752,621	(605,370)	147,251
Russia	ICE Clear Credit	29,296	1.00% (pays quarterly)(1)	6/20/23	376,317	(323,587)	52,730
Russia	ICE Clear Credit	24,022	1.00% (pays quarterly)(1)	6/20/23	308,570	(257,913)	50,657
Russia	ICE Clear Credit	19,895	1.00% (pays quarterly)(1)	6/20/23	255,558	(220,600)	34,958

Total					$20,109	$(791,650)	$(771,541)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Argentina	Goldman Sachs International	$26,097	5.00% (pays quarterly)(1)	6/20/23	4.18%	$1,031,906	$(2,533,248)	$(1,501,342)
Argentina	Goldman Sachs International	26,097	5.00% (pays quarterly)(1)	6/20/23	4.18	1,031,906	(2,627,199)	(1,595,293)
Poland	Barclays Bank PLC	10,720	1.00% (pays quarterly)(1)	6/20/21	0.35	206,528	14,773	221,301
Poland	BNP Paribas	11,790	1.00% (pays quarterly)(1)	6/20/21	0.35	227,142	14,220	241,362
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	2.56	(632,910)	549,320	(83,590)
Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	2.56	(269,323)	207,236	(62,087)
Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	2.64	(1,039,069)	1,066,798	27,729

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Turkey	Goldman Sachs International	10,000	1.00% (pays quarterly)(1)	6/20/20	2.56%	$(269,323)	$222,374	$(46,949)
Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly)(1)	6/20/20	2.56	(673,308)	512,087	(161,221)
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly)(1)	6/20/20	2.56	(72,987)	64,350	(8,637)
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	2.56	(185,833)	145,590	(40,243)

Total		$185,114				$(645,271)	$(2,363,699)	$(3,008,970)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$6,320	1.00% (pays quarterly)(1)	9/20/18	$(15,065)	$(1,640)	$(16,705)
Colombia	Goldman Sachs International	73,700	1.00% (pays quarterly)(1)	6/20/28	4,851,180	(4,898,383)	(47,203)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(57,687)	(106,619)	(164,306)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(57,687)	(106,745)	(164,432)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(57,687)	(109,714)	(167,401)
Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(115,374)	(213,052)	(328,426)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(19,144)	(40,565)	(59,709)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(29,865)	(56,676)	(86,541)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(35,225)	(64,234)	(99,459)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(79,767)	(168,787)	(248,554)
Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(21,186)	(38,960)	(60,146)
Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(54,369)	(104,506)	(158,875)
Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(127,627)	(257,529)	(385,156)
Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(2,365)	(4,551)	(6,916)
Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(14,143)	(27,868)	(42,011)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Goldman Sachs International	2,900	1.00% (pays quarterly)(1)	3/20/19	$(19,009)	$(26,527)	$(45,536)
Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(28,205)	(53,527)	(81,732)
Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(43,521)	(82,676)	(126,197)
Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(24,043)	(47,534)	(71,577)
Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	103,691	(95,176)	8,515
Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	1,139	(1,099)	40
Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	116,226	(94,857)	21,369
Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	104,831	(96,679)	8,152
Egypt	Deutsche Bank AG	4,550	1.00% (pays quarterly)(1)	6/20/20	103,691	(95,757)	7,934
Lebanon	Bank of America, N.A.	2,330	1.00% (pays quarterly)(1)	6/20/22	365,065	(261,416)	103,649
Lebanon	Bank of America, N.A.	3,150	1.00% (pays quarterly)(1)	12/20/22	553,425	(406,748)	146,677
Lebanon	Barclays Bank PLC	4,100	1.00% (pays quarterly)(1)	12/20/22	720,330	(522,356)	197,974
Lebanon	Goldman Sachs International	7,552	5.00% (pays quarterly)(1)	12/20/18	(60,109)	32,925	(27,184)
Lebanon	Goldman Sachs International	6,999	5.00% (pays quarterly)(1)	12/20/18	(55,707)	28,223	(27,484)
Malaysia	BNP Paribas	14,095	1.00% (pays quarterly)(1)	6/20/23	(123,453)	170,119	46,666
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	710,234	(809,442)	(99,208)
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	810,720	(788,499)	22,221
Poland	Bank of America, N.A.	7,120	1.00% (pays quarterly)(1)	9/20/19	(70,820)	27,167	(43,653)
Poland	Barclays Bank PLC	8,680	1.00% (pays quarterly)(1)	9/20/18	(20,360)	5,697	(14,663)
Poland	Barclays Bank PLC	4,360	1.00% (pays quarterly)(1)	9/20/19	(43,367)	17,597	(25,770)
Poland	Barclays Bank PLC	15,000	1.00% (pays quarterly)(1)	9/20/19	(149,200)	60,553	(88,647)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(13,567)	7,622	(5,945)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(13,567)	7,181	(6,386)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	13,218	1.00% (pays quarterly)(1)	12/20/18	$(57,005)	$16,735	$(40,270)
Qatar	Barclays Bank PLC	3,800	1.00% (pays quarterly)(1)	3/20/19	(23,221)	7,423	(15,798)
Qatar	Barclays Bank PLC	6,400	1.00% (pays quarterly)(1)	9/20/23	(42,372)	15,891	(26,481)
Qatar	Barclays Bank PLC	15,980	1.00% (pays quarterly)(1)	9/20/23	(105,798)	7,084	(98,714)
Qatar	BNP Paribas	1,713	1.00% (pays quarterly)(1)	6/20/19	(13,590)	5,397	(8,193)
Qatar	Citibank, N.A.	6,450	1.00% (pays quarterly)(1)	6/20/19	(51,172)	26,596	(24,576)
Qatar	Deutsche Bank AG	1,713	1.00% (pays quarterly)(1)	6/20/19	(13,590)	5,086	(8,504)
Qatar	Deutsche Bank AG	3,920	1.00% (pays quarterly)(1)	6/20/19	(31,100)	11,639	(19,461)
Qatar	Goldman Sachs International	2,200	1.00% (pays quarterly)(1)	3/20/19	(13,443)	4,975	(8,468)
Qatar	Goldman Sachs International	4,380	1.00% (pays quarterly)(1)	3/20/19	(26,765)	8,338	(18,427)
Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(145)	(60)	(205)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(24,109)	(18,726)	(42,835)
Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(141,461)	(74,745)	(216,206)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	(16,967)	(6,811)	(23,778)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	4,302	1,624	5,926
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00% (pays quarterly)(1)	3/20/19	(11,183)	3,906	(7,277)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00% (pays quarterly)(1)	6/20/19	(12,932)	7,275	(5,657)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00% (pays quarterly)(1)	6/20/19	(15,867)	5,765	(10,102)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00% (pays quarterly)(1)	6/20/19	(26,054)	10,904	(15,150)
Qatar	Nomura International PLC	1,380	1.00% (pays quarterly)(1)	3/20/19	(8,433)	2,693	(5,740)
Qatar	Nomura International PLC	3,460	1.00% (pays quarterly)(1)	3/20/19	(21,143)	6,966	(14,177)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	13,394	20,241	33,635
Qatar	UBS AG	9,246	1.00% (pays quarterly)(1)	12/20/23	(42,399)	(17,248)	(59,647)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Serbia	Nomura International PLC	10,000	5.00% (pays quarterly)(1)	6/20/19	$(480,063)	$191,629	$(288,434)
South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	344,529	(499,054)	(154,525)
South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	445,748	(676,249)	(230,501)
South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	626,572	(858,325)	(231,753)
South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	425,847	(812,860)	(387,013)
South Africa	Deutsche Bank AG	15,200	1.00% (pays quarterly)(1)	9/20/22	325,270	(617,052)	(291,782)
South Africa	Deutsche Bank AG	16,940	1.00% (pays quarterly)(1)	9/20/22	362,505	(690,648)	(328,143)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	228,759	(422,376)	(193,617)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	206,978	(341,788)	(134,810)
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	188,350	(298,682)	(110,332)
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	182,364	(296,370)	(114,006)
Thailand	Barclays Bank PLC	7,500	0.97% (pays quarterly)	9/20/19	(80,420)	—	(80,420)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(38,751)	—	(38,751)

Total					$9,145,048	$(14,495,865)	$(5,350,817)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $187,274,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)†		Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	34,750	Positive Return on KOSPI 200 Index Futures 9/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 9/2018 (pays upon termination)	9/13/18	$(493,160)

Counterparty	Notional Amount (000’s omitted)†	Portfolio Receives	Portfolio Pays	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	134,600	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.17% (pays upon termination)	9/17/18	$74,046
Citibank, N.A.	67,300	Excess Return on Bloomberg Roll Select Commodity Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.19% (pays upon termination)	9/17/18	(92,000)
Citibank, N.A.	67,300	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 3-month USD-LIBOR-BBA (pays upon termination)	9/17/18	(1,688)

					$(512,802)

†	Notional amount is stated in USD unless otherwise noted.

Abbreviations:

ARLLMONP	-	Argentina Blended Policy Rate
CMT	-	Constant Maturity Treasury
COF	-	Cost of Funds 11th District
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham
ALL	-	Albanian Lek
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BHD	-	Bahraini Dinar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Yuan Renminbi Offshore
CNY	-	Yuan Renminbi
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge
LKR	-	Sri Lankan Rupee
MAD	-	Moroccan Dirham
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OMR	-	Omani Rial
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
QAR	-	Qatari Riyal
RON	-	Romanian Leu
RSD	-	Serbian Dinar
SAR	-	Saudi Riyal
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	New Taiwan Dollar
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
UYU	-	Uruguayan Peso

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2018 were $37,569,210 or 0.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At July 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, forward volatility agreements, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$74,046	$(93,688)

Total		$74,046	$(93,688)

Credit	Credit Default Swaps	$14,292,632	$(5,792,855)
Credit	Credit Default Swaps (Centrally Cleared)	5,774,638	(5,812,703)

Total		$20,067,270	$(11,605,558)

Equity Price	Futures Contracts*	$—	$(147,589)
Equity Price	Purchased Options	5,378,321	—
Equity Price	Total Return Swaps	—	(493,160)

Total		$5,378,321	$(640,749)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$117,068,682	$(95,495,956)
Foreign Exchange	Purchased Currency Options	22,783,219	—
Foreign Exchange	Written Currency Options	—	(526,535)

Total		$139,851,901	$(96,022,491)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Futures Contracts*	$5,357,070	$(3,275,834)
Interest Rate	Inflation Swaps (Centrally Cleared)	3,089,663	(1,786,003)
Interest Rate	Interest Rate Swaps	1,638,413	(2,434,546)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	25,210,665	(41,254,171)
Interest Rate	Purchased Interest Rate Swaptions	18,173,727	—

Total		$53,469,538	$(48,750,554)

*	For futures contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2018 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	7/24/18	On Demand	(1)	2.10%	AUD 48,081,338	$35,734,469	$35,447,433
Nomura International PLC	6/26/18	On Demand	(1)	2.35%	AUD 13,666,590	10,176,788	10,403,192

Total						$45,911,257	$45,850,625

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	-	Australian Dollar

At July 31, 2018, the remaining contractual maturity of all reverse repurchase agreements was overnight and continuous. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,438,904,013	$—	$2,438,904,013
Foreign Corporate Bonds	—	78,504,090	9,917,689	88,421,779
Sovereign Loans (Less Unfunded Loan Commitments)	—	121,724,376	—	121,724,376
Credit Linked Notes	—	2,115,750	—	2,115,750
Corporate Bonds & Notes	—	522,843	—	522,843
Asset-Backed Securities	—	41,238,315	—	41,238,315
Collateralized Mortgage Obligations	—	154,731,387	—	154,731,387
Mortgage Pass-Throughs	—	335,277,927	—	335,277,927
U.S. Treasury Obligations	—	96,285,336	—	96,285,336
Small Business Administration Loans (Interest Only)	—	39,551,213	—	39,551,213
Common Stocks
Iceland	70,806,525	—	—	70,806,525
Other Countries**	—	115,220,313 ***	—	115,220,313
Short-Term Investments
Foreign Government Securities	—	610,089,728	—	610,089,728
U.S. Treasury Obligations	—	497,881,611	—	497,881,611
Repurchase Agreements	—	4,269,300	—	4,269,300
Other	—	504,559,314	—	504,559,314
Purchased Currency Options	—	22,783,219	—	22,783,219
Purchased Call Options	—	5,378,321	—	5,378,321
Purchased Interest Rate Swaptions	—	18,173,727	—	18,173,727
Total Investments	$70,806,525	$5,087,210,783	$9,917,689	$5,167,934,997
Forward Foreign Currency Exchange Contracts	$—	$117,068,682	$—	$117,068,682
Futures Contracts	5,357,070	—	—	5,357,070
Swap Contracts	—	50,080,057	—	50,080,057
Total	$76,163,595	$5,254,359,522	$9,917,689	$5,340,440,806

Liability Description
Securities Sold Short	$—	$(3,983,992)	$—	$(3,983,992)
Written Currency Options	—	(526,535)	—	(526,535)
Forward Foreign Currency Exchange Contracts	—	(95,495,956)	—	(95,495,956)
Futures Contracts	(3,275,834)	(147,589)	—	(3,423,423)
Swap Contracts	—	(57,667,126)	—	(57,667,126)
Total	$(3,275,834)	$(157,821,198)	$—	$(161,097,032)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	For further breakdown of equity securities by country, please refer to the Consolidated Portfolio of Investments.

***

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2018 is not presented. At July 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018